UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2010

Date of reporting period: January 1, 2010 — June 30, 2010

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|10

Semiannual report

Putnam VT Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

Putnam Investments is pleased to provide this midyear report to shareholders of Putnam Variable Trust. For your benefit, and to help reduce Putnam’s environmental impact, you will now receive reports only for the funds you own. Information on other funds in Putnam Variable Trust is available on putnam.com.

A number of developments weighed on U.S. and global markets in recent months. European debt woes, hints of an economic slowdown in China, and skepticism over the durability of the U.S. recovery have caused unwelcome volatility. Compared with 2009’s sharp rebound, today’s investment environment requires a greater degree of investment skill, innovation, and expertise. We believe these attributes form the very core of Putnam’s analytic, active-management approach. It is important to recognize that volatility is not new to the markets. Patient investors know that these periods often present opportunities for market advances. With this in mind, we encourage you to focus on portfolio diversification and rely on the expertise of your financial advisor.

In other developments, Barbara M. Baumann has been elected to the Board of Trustees of the Putnam Funds, effective July 1, 2010. Ms. Baumann is president and owner of Cross Creek Energy Corporation of Denver, Colorado, a strategic consultant to domestic energy firms and direct investor in energy assets. We also want to thank Elizabeth T. Kennan, who recently retired from the Board of Trustees, for her many years of dedicated and thoughtful leadership.

As always, thank you for choosing Putnam.

Performance Summary (as of 6/30/10)

Investment objective

High current income consistent with what Putnam Management believes to be prudent risk

Net asset value June 30, 2010
Class IA: $11.79	Class IB: $11.69

Total return at net asset value
(as of 6/30/10)	Class IA shares*	Class IB shares†

6 months	7.04%	6.77%

1 year	28.02	27.50

5 years	32.66	30.79
Annualized	5.82	5.52

10 years	83.79	78.95
Annualized	6.28	5.99

Life	355.53	336.33
Annualized	7.00	6.79

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality
P-1	15.0%

Aaa	39.3%

Aa	2.9%

A	9.9%

Baa	17.3%

Ba	4.5%

B	2.3%

Caa & Below	4.8%

Not Rated	4.0%

Portfolio composition will vary over time. Allocations are represented as a percentage of net assets. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, if any, and the use of different classifications of securities for presentation purposes. Information is as of 6/30/10 and may not reflect trades entered into on that date.

Credit qualities are shown as a percentage of net assets as of 6/30/10. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes cash bonds and cash, and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments. Rated derivatives are shown in the applicable Moody’s category. Unrated derivatives are shown in the not-rated category. If the aggregate market value of unrated cash bonds plus unrealized losses on unrated derivatives is negative, the sum will be expressed as 0.0% for the not-rated category.

Putnam VT Income Fund 1

Report from your fund’s managers

How did the fund perform over the past six months?

For the semiannual period ended June 30, 2010, Putnam VT Income Fund’s class IA shares advanced 7.04%. Security selection was the primary driver of outperformance versus the benchmark.

How would you characterize the market environment for fixed income during the period?

After a broad-based recovery and rally across fixed-income sectors in 2009, concerns emerged about the strength of the global economic recovery in 2010. European markets were thrown into turmoil over growing government debt issues in some smaller eurozone countries. Despite these worries, fixed-income markets continued to advance, as all spread sectors outpaced duration-adjusted Treasuries through April.

Investors’ appetite for risk decreased in May as global equity markets sold off, concerns mounted about the outlook for the European economy, and U.S. economic recovery showed signs of slowing. With investors seeking a safe haven, U.S. Treasury yields fell and their prices rose, and spreads on most non-government-supported sectors widened. Throughout the period, the U.S. government managed a delicate balancing act of winding down policies aimed at fostering market stability and investor confidence, without endangering the nascent recovery.

Which strategies helped the fund outperform its benchmark?

The fund’s allocation to short-dated, senior residential mortgage-backed securities (Alt-A, home equity, and manufactured housing) aided returns. Our liquidity strategy, which was implemented through an allocation to short-dated, AAA-rated commercial mortgage-backed securities (CMBS), also helped performance. CMBS spreads tightened considerably due to an improved technical environment that remained supportive even as the Federal Reserve’s Term Asset-Backed Securities Loan Facility (TALF) program wound down in March. Prepayment strategies within agency mortgages also aided performance. The portfolio’s exposure to interest-only (IO) collaterized mortgage obligations added value as prepayment speeds remained slower than estimates. In addition, IO spreads tightened as investors re-entered the market and liquidity improved.

Which strategies detracted from the fund’s performance?

Overall, term structure strategies — which seek to exploit both directional moves in interest rates and changes in the shape of the yield curve — had a negative impact on returns. While our flattening yield curve bias in the United States was beneficial, the fund’s overall short-duration stance resulted in returns that lagged the index as rates fell across the yield curve.

What is your outlook?

The U.S. economic recovery is likely to continue, but at a more tempered pace as the effects provided by inventory rebuilding fade. The recovery has been weaker than is typical after a sharp downturn, but better than what seemed likely six months ago. The securities in the portfolio are not overly sensitive to broad economic conditions. Our holdings reflect our belief that there is value in this sector of the market even if the economy experiences a “double dip.”

Our view on the future direction of interest rates remains neutral. We think core inflation is likely to stay very low in coming months, yet the forthcoming wave of sovereign-debt issuance required to fund soaring budget deficits, both in the United States and abroad, may prompt investors to demand higher yields. Growing concerns about the creditworthiness of the most indebted countries will add further upward pressure on interest rates.

Consider these risks before investing: Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Rob Bloemker is Head of Fixed Income at Putnam. He joined Putnam in 1999 and has been in the investment industry since 1988.

In addition to Rob, your fund’s portfolio managers are Carl Bell, Kevin Murphy, Michael Salm, and Raman Srivastava.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Income Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2010, to June 30, 2010. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/10		for the 6 months ended 6/30/10

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.08	$4.36	$3.01	$4.26

Ending
value (after
expenses)	$1,070.40	$1,067.70	$1,021.82	$1,020.58

Annualized
expense ratio†	0.60%	0.85%	0.60%	0.85%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/10. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

† Excludes the impact of a current period revision to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.22% of average net assets for the six months ended June 30, 2010.

Putnam VT Income Fund 3

The fund’s portfolio 6/30/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (41.9%)*	Principal amount	Value

Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.631s, 2029	$394,770	$422,488

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.837s, 2049	487,000	518,423
Ser. 07-2, Class A2, 5.634s, 2049	2,562,000	2,631,722
Ser. 06-4, Class A2, 5.522s, 2046	1,255,000	1,280,900
Ser. 06-6, Class A2, 5.309s, 2045	836,000	852,997
Ser. 07-5, Class XW, IO, 0.6s, 2051	13,591,894	287,921
Ser. 07-1, Class XW, IO, 0.462s, 2049	6,340,042	90,488

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.977s, 2035	3,415,417	33,537
Ser. 04-4, Class XC, IO, 0.315s, 2042	9,649,829	155,154
Ser. 04-5, Class XC, IO, 0.251s, 2041	26,358,091	357,342
Ser. 06-5, Class XC, IO, 0.177s, 2016	39,804,133	579,751
Ser. 05-1, Class XW, IO, 0.13s, 2042	40,462,372	54,426

Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.35s, 2022	184,000	90,458
FRB Ser. 05-MIB1, Class J, 1.4s, 2022	582,000	320,100

Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	3,409,093	362,728
Ser. 04-2, IO, 2.97s, 2034	1,606,556	45,948
Ser. 05-1A, IO, 2.87s, 2035	1,544,713	61,016
Ser. 04-3, IO, 2.87s, 2035	1,139,117	40,553
Ser. 07-1, Class S, IO, 2.637s, 2037	4,783,388	395,586
Ser. 06-2A, IO, 2.416s, 2036	960,724	62,831
Ser. 06-4A, IO, 2.331s, 2036	705,258	58,536
Ser. 05-3A, IO, 2.15s, 2035	4,778,901	241,812
FRB Ser. 05-1A, Class A1, 0.647s, 2035	361,680	282,110

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.517s, 2032	412,000	348,854
Ser. 05-PWR9, Class A2, 4.735s, 2042	501,767	502,248
Ser. 04-PR3I, Class X1, IO, 0.377s, 2041	2,463,717	43,115
Ser. 05-PWR9, Class X1, IO, 0.243s, 2042 F	24,035,723	143,477

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.877s, 2038	7,466,569	222,205
Ser. 06-PW14, Class X1, IO, 0.168s, 2038 F	8,030,835	111,129
Ser. 07-PW15, Class X1, IO, 0.13s, 2044 F	25,079,152	152,181
Ser. 05-PW10, Class X1, IO, 0.094s, 2040	12,079,641	6,644

Bear Stearns Small Balance Commercial Trust 144A
Ser. 06-1A, Class AIO, IO, 1s, 2034	766,200	3,831

Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	2,005,365	2,148,299

Citigroup Commercial Mortgage Trust Ser. 08-C7,
Class A2A, 6.034s, 2049	800,000	820,419

Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 06-AR7, Class 2A2A, 5.475s, 2036	123,157	72,663

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.557s, 2049	10,652,509	188,549
Ser. 06-CD2, Class X, IO, 0 1/8s, 2046	32,648,653	102,973
Ser. 07-CD4, Class XC, IO, 0.118s, 2049	35,619,390	292,079

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	614,587	627,236
Ser. 98-C2, Class F, 5.44s, 2030	1,176,000	1,227,814

Commercial Mortgage Loan Trust Ser. 08-LS1,
Class A4B, 6.217s, 2017	710,000	701,863

MORTGAGE-BACKED SECURITIES (41.9%)* cont.	Principal amount	Value

Commercial Mortgage Pass-Through Certificates 144A
Ser. 03-LB1A, Class X1, IO, 0.555s, 2038	$3,382,842	$120,226
Ser. 05-LP5, Class XC, IO, 0.247s, 2043	17,328,108	162,210
Ser. 06-C8, Class XS, IO, 0.153s, 2046	22,866,417	241,599
Ser. 05-C6, Class XC, IO, 0.11s, 2044	20,880,322	118,080

Countrywide Alternative Loan Trust Ser. 06-2CB,
Class A11, 6s, 2036	3,407,376	2,248,868

Countrywide Home Loans FRB Ser. 05-HYB7,
Class 6A1, 5.542s, 2035	25,491	18,608

Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	282,582	245,846
Ser. 04-R2, Class 1AS, IO, 5.566s, 2034	2,196,408	297,100
IFB Ser. 05-R1, Class 1AS, IO, 5.564s, 2035	3,396,343	462,741
Ser. 06-R1, Class AS, IO, 5.537s, 2036	1,589,929	171,911
Ser. 05-R3, Class AS, IO, 5.464s, 2035	13,395,805	1,490,283
FRB Ser. 06-R2, Class AS, IO, 5.397s, 2036	3,085,557	316,270
IFB Ser. 05-R2, Class 1AS, IO, 5.214s, 2035	6,464,851	808,621
FRB Ser. 04-R2, Class 1AF1, 0.767s, 2034	1,794,633	1,444,679

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.998s, 2039	1,846,000	1,921,963
Ser. 06-C5, Class AX, IO, 0.184s, 2039	14,894,527	219,605

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.273s, 2049	48,373,476	326,763
Ser. 06-C4, Class AX, IO, 0.159s, 2039	30,534,894	393,491
Ser. 07-C1, Class AX, IO, 0 1/8s, 2040	31,421,323	243,075

CRESI Finance Limited Partnership 144A FRB
Ser. 06-A, Class C, 0.947s, 2017	286,000	148,720

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C3, Class A5, 5.113s, 2036	20,000	21,246
Ser. 04-C3, Class A3, 4.302s, 2036	10,249	10,241

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP3, Class AX, IO, 1.629s, 2035	13,746,179	327,544
FRB Ser. 04-TF2A, Class J, 1.3s, 2016	278,000	265,490
FRB Ser. 04-TF2A, Class H, 1.05s, 2019	278,000	272,440
Ser. 01-CK1, Class AY, IO, 0.888s, 2035	19,614,568	18,905
Ser. 04-C4, Class AX, IO, 0.442s, 2039	3,060,499	67,830

CWCapital Cobalt Ser. 07-C2, Class A2,
5.334s, 2047	4,189,739	4,359,144

DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032	510,441	510,088
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,145,200

Fannie Mae
IFB Ser. 07-75, Class JS, 49.582s, 2037	453,496	817,926
IFB Ser. 06-62, Class PS, 37.817s, 2036	1,020,921	1,788,142
IFB Ser. 07-30, Class FS, 28.219s, 2037	533,259	808,996
IFB Ser. 06-49, Class SE, 27.611s, 2036	1,012,280	1,539,323
IFB Ser. 06-115, Class ES, 25.171s, 2036	440,304	654,631
IFB Ser. 06-8, Class HP, 23.294s, 2036	729,991	1,089,278
IFB Ser. 05-99, Class SA, 23.294s, 2035	478,427	682,734
IFB Ser. 05-74, Class DM, 23.11s, 2035	699,477	1,039,532
IFB Ser. 05-45, Class DC, 23.037s, 2035	589,665	882,723
IFB Ser. 05-95, Class OP, 19.283s, 2035	341,340	483,628
IFB Ser. 05-106, Class JC, 19.047s, 2035	450,080	626,881
IFB Ser. 05-83, Class QP, 16.491s, 2034	172,755	228,993
IFB Ser. 03-W6, Class 5S, IO, 7.253s, 2042	2,048,071	398,180
IFB Ser. 04-24, Class CS, IO, 6.803s, 2034	1,477,929	257,873
IFB Ser. 04-60, Class SW, IO, 6.703s, 2034	2,066,863	332,372
IFB Ser. 03-76, Class SB, IO, 6.703s, 2033	1,490,549	227,082
IFB Ser. 03-34, Class WS, IO, 6.653s, 2029	170,724	18,729
IFB Ser. 05-48, Class SM, IO, 6.453s, 2034	1,013,047	134,006

4 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (41.9%)* cont.	Principal amount	Value

Fannie Mae
IFB Ser. 07-54, Class CI, IO, 6.413s, 2037	$677,721	$102,035
IFB Ser. 07-28, Class SE, IO, 6.403s, 2037	726,232	108,858
IFB Ser. 07-24, Class SD, IO, 6.403s, 2037	904,732	122,763
IFB Ser. 05-90, Class GS, IO, 6.403s, 2035	91,251	13,877
IFB Ser. 05-90, Class SP, IO, 6.403s, 2035	1,839,909	250,517
IFB Ser. 05-17, Class ES, IO, 6.403s, 2035	864,500	129,406
IFB Ser. 07-30, Class IE, IO, 6.393s, 2037	2,210,152	399,529
IFB Ser. 06-123, Class CI, IO, 6.393s, 2037	1,576,174	229,617
IFB Ser. 06-36, Class SP, IO, 6.353s, 2036	680,086	86,743
IFB Ser. 06-23, Class SP, IO, 6.353s, 2036	1,412,051	207,360
IFB Ser. 06-16, Class SM, IO, 6.353s, 2036	616,687	100,466
IFB Ser. 05-95, Class CI, IO, 6.353s, 2035	1,166,739	189,362
IFB Ser. 05-84, Class SG, IO, 6.353s, 2035	1,796,975	293,242
IFB Ser. 06-3, Class SB, IO, 6.353s, 2035	3,942,827	632,706
IFB Ser. 05-23, Class SG, IO, 6.353s, 2035	1,380,442	235,454
IFB Ser. 05-17, Class SA, IO, 6.353s, 2035	1,193,484	185,480
IFB Ser. 05-17, Class SE, IO, 6.353s, 2035	1,342,060	234,990
IFB Ser. 05-57, Class DI, IO, 6.353s, 2035	3,348,109	427,294
IFB Ser. 05-5, Class SD, IO, 6.353s, 2035	4,324,497	611,397
IFB Ser. 06-128, Class GS, IO, 6.333s, 2037	748,747	110,686
IFB Ser. 05-73, Class SD, IO, 6.333s, 2035	137,658	24,688
IFB Ser. 06-109, Class SH, IO, 6.273s, 2036	896,564	152,593
IFB Ser. 06-104, Class IC, IO, 6.253s, 2036	2,992,952	475,640
IFB Ser. 06-103, Class SB, IO, 6.253s, 2036	1,578,315	212,997
IFB Ser. 06-8, Class JH, IO, 6.253s, 2036	2,938,255	447,614
IFB Ser. 09-12, Class CI, IO, 6.253s, 2036	5,435,888	886,213
IFB Ser. 05-122, Class SG, IO, 6.253s, 2035	611,479	91,936
IFB Ser. 05-122, Class SW, IO, 6.253s, 2035	828,148	118,914
IFB Ser. 06-60, Class YI, IO, 6.223s, 2036	921,493	160,920
IFB Ser. 06-86, Class SB, IO, 6.203s, 2036	2,566,208	406,256
IFB Ser. 09-12, Class AI, IO, 6.153s, 2037	3,021,626	428,436
IFB Ser. 07-15, Class NI, IO, 6.153s, 2022	1,112,148	137,617
IFB Ser. 09-70, Class SI, IO, 6.103s, 2036	2,356,153	256,703
IFB Ser. 07-30, Class LI, IO, 6.093s, 2037	2,494,213	335,771
IFB Ser. 07-89, Class SA, IO, 6.083s, 2037	2,578,272	322,284
IFB Ser. 06-82, Class SI, IO, 6.083s, 2036	2,999,220	323,496
IFB Ser. 07-54, Class IA, IO, 6.063s, 2037	877,274	122,081
IFB Ser. 07-54, Class IB, IO, 6.063s, 2037	877,274	122,081
IFB Ser. 07-54, Class IC, IO, 6.063s, 2037	877,274	122,081
IFB Ser. 07-54, Class ID, IO, 6.063s, 2037	877,274	122,081
IFB Ser. 07-54, Class IF, IO, 6.063s, 2037	1,305,400	174,689
IFB Ser. 06-115, Class JI, IO, 6.033s, 2036	2,140,201	293,400
IFB Ser. 06-123, Class LI, IO, 5.973s, 2037	1,417,971	186,945
IFB Ser. 10-2, Class SD, IO, 5.953s, 2040	1,285,326	145,907
IFB Ser. 08-11, Class SC, IO, 5.933s, 2038	107,218	13,957
IFB Ser. 10-2, Class MS, IO, 5.903s, 2050	1,001,509	104,765
IFB Ser. 09-71, Class XS, IO, 5.853s, 2036	22,680,476	2,497,685
IFB Ser. 07-39, Class AI, IO, 5.773s, 2037	1,487,918	180,395
IFB Ser. 07-32, Class SD, IO, 5.763s, 2037	1,061,596	147,089
IFB Ser. 07-30, Class UI, IO, 5.753s, 2037	883,759	118,413
IFB Ser. 07-1, Class CI, IO, 5.753s, 2037	974,799	129,041
Ser. 06-W3, Class 1AS, IO, 5.664s, 2046	4,228,779	608,764
IFB Ser. 05-58, Class IK, IO, 5.653s, 2035	1,699,458	278,133
IFB Ser. 09-3, Class SE, IO, 5.153s, 2037	1,238,004	133,036
IFB Ser. 05-W2, Class A2, IO, 4.863s, 2035	2,403,876	263,090
Ser. 09-86, Class UI, IO, 4s, 2014	15,977,790	1,238,758
Ser. 03-W12, Class 2, IO, 2.225s, 2043	3,077,939	252,109
Ser. 03-W10, Class 3, IO, 1.817s, 2043	1,749,300	122,145
Ser. 03-W10, Class 1, IO, 1.715s, 2043	5,192,449	330,804
Ser. 03-W8, Class 12, IO, 1.64s, 2042	14,295,909	894,071
Ser. 03-W17, Class 12, IO, 1.143s, 2033	2,451,600	110,322

MORTGAGE-BACKED SECURITIES (41.9%)* cont.	Principal amount	Value

Fannie Mae
Ser. 03-T2, Class 2, IO, 0.811s, 2042	$13,582,266	$375,877
Ser. 03-W3, Class 2IO1, IO, 0.673s, 2042	1,191,095	28,459
Ser. 03-W6, Class 51, IO, 0.66s, 2042	3,410,920	75,033
Ser. 01-T12, Class IO, 0.565s, 2041	6,411,896	139,677
Ser. 03-W2, Class 1, IO, 0.465s, 2042	6,370,077	98,317
Ser. 03-W3, Class 1, IO, 0.442s, 2042	11,485,903	146,339
Ser. 02-T1, Class IO, IO, 0.423s, 2031	5,464,802	86,844
Ser. 03-W6, Class 3, IO, 0.368s, 2042	4,759,057	59,589
Ser. 03-W6, Class 23, IO, 0.351s, 2042	5,012,902	61,510
FRB Ser. 03-W4, Class 3A, IO, 0.116s, 2042	5,000,701	25,403
Ser. 07-64, Class LO, PO, zero %, 2037	215,340	206,610
Ser. 372, Class 1, PO, zero %, 2036	416,680	388,248
Ser. 06-56, Class XF, zero %, 2036	103,577	94,197
FRB Ser. 06-115, Class SN, zero %, 2036	331,937	324,396
FRB Ser. 06-104, Class EK, zero %, 2036	35,168	33,368
FRB Ser. 05-117, Class GF, zero %, 2036	26,290	27,879
FRB Ser. 05-57, Class UL, zero %, 2035	5,924	5,900
FRB Ser. 05-51, Class FV, zero %, 2035	11,639	11,624
FRB Ser. 05-36, Class QA, zero %, 2035	49,042	46,971
FRB Ser. 05-65, Class CU, zero %, 2034	511	511
FRB Ser. 06-1, Class HF, zero %, 2032	20,041	18,358
IFB Ser. 09-86, Class SA, IO, zero %, 2039	21,303,720	247,336
IFB Ser. 06-48, Class FG, zero %, 2036	162,236	160,389

Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.753s, 2043	581,388	131,634
IFB Ser. T-56, Class 3ASI, IO, 7.153s, 2043	238,209	45,242
Ser. T-56, Class A, IO, 0.524s, 2043	6,599,938	131,808
Ser. T-56, Class 1, IO, 0.122s, 2043	8,306,658	61,761
Ser. T-56, Class 2, IO, zero %, 2043	18,817,669	1,436
Ser. T-56, Class 3, IO, zero %, 2043	3,320,881	22,592

First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1, Class 3,
IO, 1.92s, 2033	10,372,989	41,219

First Union-Lehman Brothers Commercial Mortgage
Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,271,254
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	383,087

First Union-Lehman Brothers-Bank of America 144A
Ser. 98-C2, Class G, 7s, 2035	1,515,000	1,513,485

Freddie Mac
IFB Ser. 3182, Class PS, 27.201s, 2032	631,662	949,715
IFB Ser. 3211, Class SI, IO, 26.195s, 2036	70,939	44,806
IFB Ser. 3408, Class EK, 24.386s, 2037	978,376	1,426,138
IFB Ser. 2976, Class LC, 23.138s, 2035	122,340	184,860
IFB Ser. 2976, Class KL, 23.101s, 2035	770,014	1,130,312
IFB Ser. 2979, Class AS, 22.991s, 2034	178,518	250,064
IFB Ser. 3640, Class SA, 21.731s, 2035	519,800	554,724
IFB Ser. 3065, Class DC, 18.811s, 2035	729,341	1,013,617
IFB Ser. 2990, Class LB, 16.052s, 2034	801,775	1,036,904
IFB Ser. 3184, Class SP, IO, 7s, 2033	1,048,141	118,123
IFB Ser. 3110, Class SP, IO, 6.95s, 2035	1,705,203	312,461
IFB Ser. 3156, Class PS, IO, 6.9s, 2036	1,319,744	230,097
IFB Ser. 3119, Class PI, IO, 6.85s, 2036	1,583,664	306,439
IFB Ser. 2882, Class NS, IO, 6.85s, 2034	754,656	98,437
IFB Ser. 3149, Class SE, IO, 6.8s, 2036	871,637	156,956
IFB Ser. 3157, Class SA, IO, 6.8s, 2036	2,306,898	426,569
IFB Ser. 3203, Class SH, IO, 6.79s, 2036	612,623	100,732
IFB Ser. 3208, Class PS, IO, 6 3/4s, 2036	6,188,537	1,075,750
IFB Ser. 2835, Class AI, IO, 6 3/4s, 2034	605,529	101,142
IFB Ser. 2828, Class TI, IO, 6.7s, 2030	530,037	69,609

Putnam VT Income Fund 5

MORTGAGE-BACKED SECURITIES (41.9%)* cont.	Principal amount	Value

Freddie Mac
IFB Ser. 3249, Class SI, IO, 6.4s, 2036	$504,639	$85,855
IFB Ser. 3028, Class ES, IO, 6.4s, 2035	2,228,026	346,850
IFB Ser. 3287, Class SE, IO, 6.35s, 2037	2,822,044	407,447
IFB Ser. 3122, Class DS, IO, 6.35s, 2036	2,341,121	371,503
IFB Ser. 3123, Class LI, IO, 6.35s, 2036	1,383,635	237,487
IFB Ser. 3117, Class SI, IO, 6.35s, 2036	1,842,058	301,349
IFB Ser. 3107, Class DC, IO, 6.35s, 2035	1,504,641	242,942
IFB Ser. 3001, Class IH, IO, 6.35s, 2035	271,483	41,499
IFB Ser. 2950, Class SM, IO, 6.35s, 2016	1,509,005	205,976
IFB Ser. 3256, Class S, IO, 6.34s, 2036	1,133,947	175,679
IFB Ser. 3031, Class BI, IO, 6.34s, 2035	628,153	108,493
IFB Ser. 3249, Class SM, IO, 6.3s, 2036	1,914,302	275,947
IFB Ser. 3240, Class SM, IO, 6.3s, 2036	1,839,242	243,387
IFB Ser. 3147, Class SD, IO, 6.3s, 2036	3,207,665	465,019
IFB Ser. 3398, Class SI, IO, 6.3s, 2036	2,561,963	305,847
IFB Ser. 3196, Class SA, IO, 6.3s, 2032	3,835,474	382,397
IFB Ser. 3128, Class JI, IO, 6.28s, 2036	1,927,249	299,375
IFB Ser. 2990, Class LI, IO, 6.28s, 2034	1,238,606	196,740
IFB Ser. 3240, Class S, IO, 6.27s, 2036	2,319,183	323,387
IFB Ser. 3065, Class DI, IO, 6.27s, 2035	474,745	79,588
IFB Ser. 3145, Class GI, IO, 6 1/4s, 2036	1,680,694	270,205
IFB Ser. 3114, Class GI, IO, 6 1/4s, 2036	1,706,390	292,454
IFB Ser. 3114, Class IP, IO, 6 1/4s, 2036	1,070,391	145,231
IFB Ser. 3510, Class IB, IO, 6 1/4s, 2036	1,424,006	259,739
IFB Ser. 3153, Class QI, IO, 6.2s, 2036	581,237	100,705
IFB Ser. 3346, Class SC, IO, 6.2s, 2033	5,761,179	795,965
IFB Ser. 3349, Class AS, IO, 6.15s, 2037	6,090,368	828,107
IFB Ser. 3510, Class IA, IO, 6.15s, 2037	1,914,353	245,822
IFB Ser. 3238, Class LI, IO, 6.14s, 2036	632,208	84,545
IFB Ser. 3171, Class PS, IO, 6.135s, 2036	1,112,969	157,168
IFB Ser. 3171, Class ST, IO, 6.135s, 2036	2,339,114	327,111
IFB Ser. 3510, Class CI, IO, 6.13s, 2037	2,801,183	383,482
IFB Ser. 3510, Class DI, IO, 6.13s, 2035	2,239,491	326,540
IFB Ser. 3181, Class PS, IO, 6.12s, 2036	757,951	117,096
IFB Ser. 3308, Class SA, IO, 6.1s, 2037	1,596,588	201,282
IFB Ser. 3199, Class S, IO, 6.1s, 2036	720,004	99,008
IFB Ser. 3281, Class AI, IO, 6.08s, 2037	2,518,757	342,375
IFB Ser. 3311, Class IA, IO, 6.06s, 2037	1,239,972	168,599
IFB Ser. 3311, Class IB, IO, 6.06s, 2037	1,239,972	168,599
IFB Ser. 3311, Class IC, IO, 6.06s, 2037	1,239,972	168,599
IFB Ser. 3311, Class ID, IO, 6.06s, 2037	1,239,972	168,599
IFB Ser. 3311, Class IE, IO, 6.06s, 2037	1,768,812	240,505
IFB Ser. 3240, Class GS, IO, 6.03s, 2036	1,468,110	194,304
IFB Ser. 3424, Class TI, IO, 6.03s, 2035	6,113,151	694,760
IFB Ser. 3257, Class SI, IO, 5.97s, 2036	633,684	88,999
IFB Ser. 3225, Class JY, IO, 5.94s, 2036	2,731,555	354,802
IFB Ser. 3339, Class TI, IO, 5.79s, 2037	1,314,607	165,207
IFB Ser. 3284, Class CI, IO, 5.77s, 2037	2,294,104	290,319
IFB Ser. 3531, Class SM, IO, 5 3/4s, 2039	4,135,119	408,951
IFB Ser. 3476, Class S, IO, 5 3/4s, 2038	119,150	9,302
IFB Ser. 3510, Class IC, IO, 5.73s, 2037	2,140,084	270,143
IFB Ser. 3309, Class SG, IO, 5.72s, 2037	2,454,251	286,457
IFB Ser. 3424, Class UI, IO, 5.41s, 2037	196,579	25,153
Ser. 3645, Class ID, IO, 5s, 2040	341,797	50,805
Ser. 3632, Class CI, IO, 5s, 2038	453,351	71,072
Ser. 3626, Class DI, IO, 5s, 2037	348,718	35,960
Ser. 3623, Class CI, IO, 5s, 2036 F	311,928	31,165
Ser. 3369, Class BO, PO, zero %, 2037	54,454	50,226
Ser. 3327, Class IF, IO, zero %, 2037	110,774	2,839
Ser. 3391, PO, zero %, 2037	157,437	138,267
Ser. 3300, PO, zero %, 2037	709,669	639,972

MORTGAGE-BACKED SECURITIES (41.9%)* cont.	Principal amount	Value

Freddie Mac
Ser. 3175, Class MO, PO, zero %, 2036	$80,467	$70,855
Ser. 3210, PO, zero %, 2036	147,046	131,532
FRB Ser. 3349, Class DO, zero %, 2037	45,679	45,251
FRB Ser. 3326, Class XF, zero %, 2037 F	23,788	23,590
FRB Ser. 3274, Class TX, zero %, 2037	169,718	154,974
FRB Ser. 3326, Class YF, zero %, 2037 F	137,309	134,759
FRB Ser. 3263, Class TA, zero %, 2037	44,492	43,547
FRB Ser. 3231, Class X, zero %, 2036	7,006	6,957
FRB Ser. 3147, Class SF, zero %, 2036	612,012	560,921
FRB Ser. 3117, Class AF, zero %, 2036	41,109	32,970
FRB Ser. 3047, Class BD, zero %, 2035	65,695	61,982
FRB Ser. 3326, Class WF, zero %, 2035 F	274,349	266,649
FRB Ser. 3033, Class YF, zero %, 2035	65,890	61,954
FRB Ser. 3036, Class AS, zero %, 2035	56,781	42,718
FRB Ser. 3251, Class TP, zero %, 2035	54,178	52,911
FRB Ser. 3003, Class XF, zero %, 2035	453,732	443,148
FRB Ser. 2963, Class TW, zero %, 2035	19,050	18,929
FRB Ser. 2947, Class GF, zero %, 2034	52,796	50,286
FRB Ser. 3006, Class TE, zero %, 2034	38,518	37,934

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.162s, 2043	26,843,582	204,771
Ser. 05-C3, Class XC, IO, 0.141s, 2045	81,368,266	405,041
Ser. 07-C1, Class XC, IO, 0.122s, 2049	72,643,786	355,439

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.351s, 2029	2,472,833	112,699
Ser. 05-C1, Class X1, IO, 0.287s, 2043	25,998,694	336,766

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	258,429	198,990
Ser. 06-C1, Class XC, IO, 0.097s, 2045	63,097,523	308,361

Government National Mortgage Association
IFB Ser. 10-14, Class SA, IO, 7.653s, 2032	96,960	15,095
IFB Ser. 08-47, Class S, IO, 7.35s, 2038	950,923	124,026
IFB Ser. 05-68, Class SN, IO, 6.85s, 2034	249,797	30,250
IFB Ser. 04-96, Class KS, IO, 6.653s, 2034	133,199	20,174
IFB Ser. 09-77, Class CS, IO, 6.65s, 2038	2,472,833	325,009
IFB Ser. 06-16, Class GS, IO, 6.643s, 2036	547,118	68,094
IFB Ser. 09-106, Class XI, IO, 6.453s, 2037	4,304,229	492,232
IFB Ser. 09-66, Class XS, IO, 6.45s, 2039	15,654,847	1,911,636
IFB Ser. 09-106, Class XL, IO, 6.403s, 2037	848,163	90,872
IFB Ser. 04-104, Class IS, IO, 6.403s, 2034	85,950	10,002
IFB Ser. 09-87, Class IG, IO, 6.393s, 2037	3,524,184	488,100
IFB Ser. 09-61, Class SA, IO, 6.353s, 2039	4,466,388	509,124
IFB Ser. 10-47, Class PX, IO, 6.353s, 2037	850,564	92,992
IFB Ser. 07-37, Class SU, IO, 6.34s, 2037	127,940	16,980
IFB Ser. 07-37, Class YS, IO, 6.32s, 2037	209,626	26,277
IFB Ser. 07-16, Class PU, IO, 6.303s, 2037	66,077	7,916
IFB Ser. 09-106, Class LP, IO, 6.263s, 2036	350,532	38,937
IFB Ser. 09-87, Class SK, IO, 6.253s, 2032	1,632,658	156,523
IFB Ser. 08-6, Class TI, IO, 6 1/4s, 2032	240,328	20,063
IFB Ser. 10-47, Class XN, IO, 6.2s, 2034	4,728,274	372,162
IFB Ser. 07-24, Class SA, IO, 6.163s, 2037	9,669,048	1,122,174
IFB Ser. 10-53, Class SA, IO, 6.153s, 2039	2,868,838	413,167
IFB Ser. 10-14, Class SX, IO, 6.1s, 2040	6,743,862	882,165
IFB Ser. 07-35, Class KY, IO, 6.1s, 2037	1,516,307	145,111
IFB Ser. 09-10, Class ST, IO, 6.1s, 2034	4,862,088	508,464
IFB Ser. 09-102, Class SM, IO, 6.05s, 2039	1,622,980	176,245
IFB Ser. 09-35, Class SP, IO, 6.05s, 2037	3,677,745	429,303
IFB Ser. 05-65, Class SI, IO, 6.003s, 2035	1,581,036	180,602
IFB Ser. 06-10, Class SL, IO, 5.913s, 2036	7,215,757	790,775
IFB Ser. 09-106, Class SD, IO, 5.903s, 2036	4,235,737	460,891

6 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (41.9%)* cont.	Principal amount	Value

Government National Mortgage Association
IFB Ser. 09-61, Class WQ, IO, 5.9s, 2035	$4,060,799	$602,582
IFB Ser. 09-58, Class SG, IO, 5.753s, 2039	4,841,175	451,052
IFB Ser. 09-87, Class TS, IO, 5.753s, 2035	4,919,533	596,100
IFB Ser. 04-83, Class CS, IO, 5.733s, 2034	204,473	23,882
IFB Ser. 09-53, Class SA, IO, 5.703s, 2039	4,942,981	441,779
IFB Ser. 09-106, Class ST, IO, 5.653s, 2038	1,285,770	134,684
IFB Ser. 10-68, Class MS, IO, 5 1/2s, 2040	4,577,000	607,883
IFB Ser. 09-87, Class WT, IO, 0.178s, 2035	10,173,996	31,438
IFB Ser. 09-106, Class WT, IO, 0.149s, 2037	756,612	2,406
Ser. 06-36, Class OD, PO, zero %, 2036	33,788	31,466
FRB Ser. 07-73, Class KI, IO, zero %, 2037	1,365,169	15,814
FRB Ser. 07-73, Class KM, zero %, 2037	136,351	126,507
FRB Ser. 07-35, Class UF, zero %, 2037	39,627	39,116

Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class A2, 5.117s, 2037	1,319,659	1,334,393
Ser. 05-GG5, Class XC, IO, 0.163s, 2037	137,460,602	372,559

GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.999s, 2045	1,393,347	1,456,611
Ser. 06-GG6, Class A2, 5.506s, 2038	1,115,995	1,133,286

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	482,641	486,985
FRB Ser. 07-EOP, Class J, 1.201s, 2020	171,000	145,895
Ser. 04-C1, Class X1, IO, 1.031s, 2028	9,165,034	21,355
Ser. 03-C1, Class X1, IO, 1.008s, 2040	8,077,858	138,164
Ser. 06-GG8, Class X, IO, 0.862s, 2039	19,703,031	487,617
Ser. 06-GG6, Class XC, IO, 0.109s, 2038	63,245,738	125,461

GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	96,098	90,879
Ser. 05-RP3, Class 1A3, 8s, 2035	331,684	291,882
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	250,570	220,502
FRB Ser. 05-RP2, Class 1AF, 0.697s, 2035	1,001,465	811,187

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	285,666	251,387
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	322,390	283,704
IFB Ser. 04-4, Class 1AS, IO, 5.542s, 2034	4,659,870	546,079
Ser. 05-RP3, Class 1AS, IO, 5.445s, 2035	8,480,644	1,166,879
FRB Ser. 04-4, Class 1AF, 0.747s, 2034	330,222	277,386
FRB Ser. 05-RP3, Class 1AF, 0.697s, 2035	536,516	434,578

GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
3.126s, 2035	511,148	431,920

HASCO NIM Trust 144A Ser. 05-OP1A, Class A,
6 1/4s, 2035 (In default) †	100,429	10

IMPAC Secured Assets Corp. FRB Ser. 07-2,
Class 1A1A, 0.457s, 2037	1,257,063	641,102

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	377,000	395,473
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	7,987,000	8,168,165
FRB Ser. 07-LD11, Class A3, 5.983s, 2049	1,691,000	1,732,476
Ser. 07-CB20, Class A3, 5.863s, 2051	2,329,000	2,443,988
Ser. 07-CB20, Class A2, 5.629s, 2051	596,000	616,384
Ser. 06-LDP9, Class A2S, 5.298s, 2047	2,082,000	2,137,714
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	634,618
Ser. 06-LDP8, Class X, IO, 0.758s, 2045	26,044,038	600,284
Ser. 06-CB17, Class X, IO, 0.698s, 2043	17,403,487	432,936
Ser. 06-LDP9, Class X, IO, 0.637s, 2047	4,054,984	82,338
Ser. 07-LDPX, Class X, IO, 0.524s, 2049	21,814,494	315,322
Ser. 06-CB16, Class X1, IO, 0.152s, 2045	15,904,126	196,847

MORTGAGE-BACKED SECURITIES (41.9%)* cont.	Principal amount	Value

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	$473,000	$473,882
Ser. 03-ML1A, Class X1, IO, 1.513s, 2039	14,463,705	421,611
Ser. 07-CB20, Class X1, IO, 0.19s, 2051	34,962,317	405,563
Ser. 05-CB12, Class X1, IO, 0.185s, 2037	21,398,108	169,272
Ser. 06-LDP6, Class X1, IO, 0.099s, 2043	43,305,371	161,473

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	262,779
Ser. 99-C1, Class G, 6.41s, 2031	337,198	208,872
FRB Ser. 07-C3, Class A2FL, 5.84s, 2044	516,000	538,800
Ser. 98-C4, Class G, 5.6s, 2035	260,000	261,326
Ser. 98-C4, Class H, 5.6s, 2035 F	441,000	374,754

LB-UBS Commercial Mortgage Trust
Ser. 07-C7, Class A3, 5.866s, 2045	2,556,000	2,575,073
Ser. 07-C1, Class A2, 5.318s, 2040	2,440,000	2,508,882
Ser. 07-C2, Class XW, IO, 0.741s, 2040	4,704,950	118,493

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.911s, 2038	22,815,318	679,472
Ser. 03-C5, Class XCL, IO, 0.49s, 2037	5,152,621	100,668
Ser. 05-C3, Class XCL, IO, 0.319s, 2040	47,389,651	907,716
Ser. 05-C2, Class XCL, IO, 0.293s, 2040	108,010,677	1,025,108
Ser. 05-C5, Class XCL, IO, 0.234s, 2020	51,434,366	609,214
Ser. 05-C7, Class XCL, IO, 0.218s, 2040	62,638,470	433,709
Ser. 06-C7, Class XCL, IO, 0.183s, 2038	35,072,353	508,539
Ser. 06-C1, Class XCL, IO, 0.182s, 2041	65,219,923	549,537
Ser. 07-C2, Class XCL, IO, 0.164s, 2040	75,756,867	809,144

Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.3s, 2017	377,000	326,053
FRB Ser. 05-LLFA, Class J, 1.15s, 2018	173,000	129,264

MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	751,874	665,409
Ser. 05-1, Class 1A4, 7 1/2s, 2034	428,138	378,902

Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 0.967s, 2027	1,455,045	1,203,818

Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.198s, 2049	37,594,994	433,760

Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.85s, 2022	408,848	359,786

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.065s, 2030	283,000	295,447
FRB Ser. 05-A9, Class 3A1, 5.22s, 2035	1,294,843	1,006,533

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.02s, 2050	640,000	662,200
Ser. 05-MCP1, Class XC, IO, 0.298s, 2043	23,157,202	280,770

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.492s, 2039	5,401,167	113,435
Ser. 05-LC1, Class X, IO, 0.224s, 2044	14,592,008	86,215

Merrill Lynch/Countrywide Commercial
Mortgage Trust
FRB Ser. 07-8, Class A3, 6.155s, 2049	1,790,000	1,822,235
FRB Ser. 07-8, Class A2, 6.118s, 2049	759,000	827,062

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.933s, 2037	1,099,598	104,462
Ser. 04-C2, Class X, IO, 6.57s, 2040	1,054,547	89,109
Ser. 05-C3, Class X, IO, 5.632s, 2044	1,143,806	94,364
Ser. 06-C4, Class X, IO, 4.68s, 2045	3,350,326	217,771

Putnam VT Income Fund 7

MORTGAGE-BACKED SECURITIES (41.9%)* cont.	Principal amount	Value

Morgan Stanley Capital 144A Ser. 05-RR6, Class X,
IO, 1.593s, 2043	$4,468,579	$100,051

Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043	553,000	594,630
Ser. 06-T21, Class A2, 5.09s, 2052	1,237,000	1,244,632
Ser. 05-HQ6, Class A2A, 4.882s, 2042	1,207,000	1,215,982

Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	790,000	298,225
Ser. 04-RR, Class F6, 6s, 2039	820,000	145,550
Ser. 05-HQ5, Class X1, IO, 0.136s, 2042 F	7,713,074	32,710

Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.275s, 2030	470,000	471,175

Nomura Asset Acceptance Corp. Ser. 04-R3,
Class PT, 3.034s, 2035	378,761	316,265

Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	121,386	110,462

PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,697,292
Ser. 00-C1, Class J, 6 5/8s, 2033	206,000	20,600

Salomon Brothers Mortgage Securities VII 144A
Ser. 02-KEY2, Class X1, IO, 2.156s, 2036	8,578,921	272,810

STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	336,000	285,600
Ser. 03-1A, Class M, 5s, 2018	228,000	159,600
Ser. 04-1A, Class L, 5s, 2018	137,891	96,524

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	3,136,250	2,132,650

Structured Adjustable Rate Mortgage Loan Trust
144A Ser. 04-NP2, Class A, 0.693s, 2034	248,423	198,739

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.896s, 2037	17,819,709	2,712,922
Ser. 07-4, Class 1A4, IO, 1s, 2037	20,782,353	752,804

Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.226s, 2037	4,988,671	654,411
Ser. 06-RF4, Class 1A, IO, 5.008s, 2036	4,300,601	571,624

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.099s, 2051	1,405,000	1,491,250
FRB Ser. 07-C32, Class APB, 5.929s, 2049	556,000	585,038
FRB Ser. 07-C32, Class A2, 5.924s, 2049	2,872,000	2,966,176
Ser. 07-C31, Class A3, 5.483s, 2047	644,000	658,608
Ser. 07-C31, Class A2, 5.421s, 2047	3,596,000	3,711,037
Ser. 07-C30, Class A3, 5.246s, 2043	1,743,000	1,742,358
Ser. 06-C29, IO, 0.53s, 2048	36,280,271	623,241
Ser. 07-C34, IO, 0.524s, 2046	9,367,703	175,738

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.65s, 2018	313,000	159,630
Ser. 03-C3, Class IOI, IO, 1.296s, 2035	6,126,178	134,820
Ser. 07-C31, IO, 0.435s, 2047	57,637,139	741,790
Ser. 06-C27, Class XC, IO, 0.167s, 2045	18,165,705	163,855
Ser. 06-C23, Class XC, IO, 0.089s, 2045	38,247,591	184,353
Ser. 06-C26, Class XC, IO, 0.068s, 2045	14,442,821	41,595

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2014	73,000	22,083
Ser. 06-SL1, Class X, IO, 0.934s, 2043	2,941,319	92,181
Ser. 07-SL2, Class X, IO, 0.849s, 2049	5,708,843	149,914

Washington Mutual Multi-Fam., Mtge. 144A
Ser. 01-1, Class B5, 7.105s, 2031	572,000	576,212

Total mortgage-backed securities (cost $154,970,183)		$193,774,927

CORPORATE BONDS AND NOTES (27.1%)*	Principal amount	Value

Basic materials (1.6%)
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 9 3/8s, 2019	$23,000	$27,158

ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)	380,000	474,177

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	184,000	212,495

Dow Chemical Co. (The) sr. unsec.
unsub. notes 8.55s, 2019	780,000	954,808

Dow Chemical Co. (The) sr. unsec.
unsub. notes 5.9s, 2015	467,000	510,350

Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 3/8s, 2017	619,000	680,900

Georgia-Pacific, LLC sr. unsec.
unsub. notes 9 1/2s, 2011	106,000	113,950

Georgia-Pacific, LLC sr. unsec.
unsub. notes 8 1/8s, 2011	425,000	442,531

International Paper Co. bonds 7.95s, 2018	492,000	585,771

International Paper Co. sr. unsec. notes
9 3/8s, 2019	652,000	834,560

Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016	585,000	631,823

Rio Tinto Finance USA LTD company
guaranty sr. unsec. notes 9s, 2019 (Australia)	270,000	354,313

Rohm & Haas Co. sr. unsec. unsub. notes
7.85s, 2029	685,000	744,931

Sealed Air Corp. 144A notes 5 5/8s, 2013	215,000	224,911

Sealed Air Corp. 144A sr. notes 7 7/8s, 2017	235,000	245,642

Teck Resources, Ltd. sr. notes 10 3/4s, 2019
(Canada)	75,000	91,898

Teck Resources, Ltd. sr. notes 10 1/4s,
2016 (Canada)	111,000	130,980

Teck Resources, Ltd. sr. notes 9 3/4s,
2014 (Canada)	93,000	109,909

Xstrata Finance Canada, Ltd. 144A company
guaranty 5.8s, 2016 (Canada)	305,000	326,956

		7,698,063
Capital goods (0.4%)
Allied Waste North America, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2017	435,000	474,150

Ball Corp. company guaranty sr. unsec.
notes 7 1/8s, 2016	33,000	34,526

Ball Corp. company guaranty sr. unsec.
notes 6 5/8s, 2018	275,000	275,688

Legrand SA unsec. unsub. debs. 8 1/2s,
2025 (France)	338,000	409,612

Parker Hannifin Corp. sr. unsec.
unsub. notes Ser. MTN, 6 1/4s, 2038	205,000	243,634

Republic Services, Inc. 144A sr. unsec.
notes 5 1/2s, 2019	210,000	227,246

United Technologies Corp. sr. unsec.
notes 6 1/8s, 2038	245,000	286,721

		1,951,577
Communication services (2.7%)
American Tower Corp. sr. unsec. notes 7 1/4s, 2019	545,000	621,300

American Tower Corp. sr. unsec. notes 7s, 2017	505,000	563,075

AT&T Wireless Services, Inc. sr. notes
8 3/4s, 2031	260,000	356,929

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	130,000	143,758

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	510,000	553,407

Bellsouth Capital Funding unsec. notes
7 7/8s, 2030	480,000	588,355

8 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value

Communication services cont.
Comcast Cable Communications company
guaranty sr. unsub. notes 8 7/8s, 2017	$400,000	$501,666

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	205,000	233,193

Cox Communications, Inc. 144A bonds 8 3/8s, 2039	245,000	321,459

Cox Communications, Inc. 144A notes 5 7/8s, 2016	125,000	139,151

France Telecom notes 8 1/2s, 2031 (France)	85,000	116,969

Frontier Communications Corp. 144A
sr. notes 8 1/2s, 2020	275,000	275,688

Frontier Communications Corp. 144A
sr. notes 7 7/8s, 2015	85,000	85,638

Rogers Communications Inc. company
guaranty notes 6.8s, 2018 (Canada)	295,000	349,322

Rogers Wireless, Inc. sec. notes 6 3/8s,
2014 (Canada)	475,000	539,300

SBA Tower Trust 144A company guaranty asset
backed notes 5.101s, 2017	950,000	1,011,990

TCI Communications, Inc. company guaranty
7 7/8s, 2026	795,000	955,887

TCI Communications, Inc. debs. 9.8s, 2012	670,000	749,564

Telefonica Emisones SAU company guaranty 6.221s,
2017 (Spain)	140,000	152,278

Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	575,000	665,814

Time Warner Cable, Inc. company
guaranty sr. unsec. 6 3/4s, 2018	40,000	45,733

Time Warner Cable, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2014	260,000	302,639

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	125,000	138,090

Verizon Communications, Inc. sr. unsec.
notes 7.35s, 2039	230,000	282,777

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	90,000	117,709

Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	1,029,696

Verizon New Jersey, Inc. debs. 8s, 2022	40,000	48,635

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	480,608

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	255,000	269,145

Verizon Wireless, Inc. sr. unsec.
unsub. notes 5.55s, 2014	985,000	1,104,328

		12,744,103
Conglomerates (0.1%)
Siemens Financieringsmaatschappij 144A
notes 5 3/4s, 2016 (Netherlands)	285,000	322,659

		322,659
Consumer cyclicals (2.1%)
Advance Auto Parts, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2020	360,000	368,095

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	208,000	216,320

DaimlerChrysler NA Holding Corp. company
guaranty 6 1/2s, 2013 (Germany)	175,000	195,866

DaimlerChrysler NA Holding Corp. company
guaranty unsec. unsub. notes 7.3s, 2012
(Germany)	830,000	892,644

DaimlerChrysler NA Holding Corp. company
guaranty unsec. unsub. notes Ser. MTN, 5 3/4s,
2011 (Germany)	35,000	36,447

DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6.35s, 2040	270,000	289,122

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
DIRECTV Holdings, LLC company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	$660,000	$720,975

Grupo Televisa SA sr. unsec. bonds 6 5/8s,
2040 (Mexico)	180,000	187,546

Grupo Televisa SA sr. unsec. notes 6s,
2018 (Mexico)	320,000	343,722

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	682,000	717,805

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011	215,000	219,569

NBC Universal, Inc. 144A notes 6.4s, 2040	325,000	351,768

NBC Universal, Inc. 144A notes 5.15s, 2020	255,000	265,837

News America Holdings, Inc. company
guaranty 7 3/4s, 2024	420,000	510,475

News America Holdings, Inc. debs. 7 3/4s, 2045	265,000	325,032

News America, Inc. company guaranty sr. unsec.
notes 6.9s, 2019	105,000	124,376

Nissan Motor Acceptance Corp. 144A sr. unsec.
notes 4 1/2s, 2015	715,000	737,753

Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	312,614

Owens Corning, Inc. company guaranty unsec.
unsub. notes 9s, 2019	261,000	302,108

QVC Inc. 144A sr. notes 7 1/8s, 2017	220,000	215,600

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	380,000	466,137

Time Warner Entertainment Co., LP debs.
8 3/8s, 2023	5,000	6,411

Time Warner, Inc. debs. 9.15s, 2023	325,000	437,549

Time Warner, Inc. debs. 9 1/8s, 2013	340,000	395,710

Viacom, Inc. unsec. sr. company guaranty
7 7/8s, 2030	555,000	642,585

Wal-Mart Stores, Inc. sr. unsec. notes 6.2s, 2038	130,000	152,956

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 4 7/8s, 2040	105,000	103,388

Whirlpool Corp. sr. unsec. notes 8.6s, 2014	80,000	94,321

		9,632,731
Consumer staples (2.8%)
Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	285,000	355,710

Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 8 1/2s, 2013	245,000	286,362

Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	806,000	1,060,356

Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 5s, 2020	35,000	36,594

Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	799,000	969,796

Campbell Soup Co. debs. 8 7/8s, 2021	345,000	489,628

ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	118,000	119,504

CVS Caremark Corp. sr. unsec. FRN 6.302s, 2037	790,000	707,050

CVS Caremark Corp. 144A company
guaranty notes 7.507s, 2032	795,037	905,268

Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	750,000	848,201

Fortune Brands, Inc. sr. unsec. unsub.
notes 3s, 2012	685,000	694,482

General Mills, Inc. sr. unsec. notes 5.65s, 2019	85,000	96,543

H.J. Heinz Finance Co. 144A company
guaranty 7 1/8s, 2039	275,000	336,211

Kraft Foods, Inc. notes 6 1/8s, 2018	295,000	333,622

Putnam VT Income Fund 9

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value

Consumer staples cont.
Kraft Foods, Inc. sr. unsec. unsub. notes
6 1/2s, 2040	$1,616,000	$1,791,128

Kroger Co. company guaranty 6 3/4s, 2012	20,000	21,779

Kroger Co. company guaranty 6.4s, 2017	200,000	232,800

McDonald’s Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	267,718

McDonald’s Corp. sr. unsec. bond 6.3s, 2037	345,000	414,589

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	145,000	163,456

SABMiller PLC 144A notes 6 1/2s, 2018
(United Kingdom)	465,000	541,002

Tesco PLC 144A sr. unsec. unsub. notes 6.15s,
2037 (United Kingdom)	550,000	615,875

Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	235,000	253,800

Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014	260,000	302,900

WPP Finance UK company guaranty sr. unsec.
notes 8s, 2014 (United Kingdom)	555,000	650,715

Wrigley (Wm.) Jr. Co. 144A company
guaranty sr. notes 3.7s, 2014	315,000	318,354

		12,813,443
Energy (1.2%)
Chesapeake Energy Corp. sr. unsec. notes
7 5/8s, 2013	420,000	441,000

Devon Energy Corp. sr. notes 6.3s, 2019	155,000	179,565

El Paso Pipeline Partners Operating Co., LLC
company guaranty sr. unsec. notes 6 1/2s, 2020	230,000	234,600

EnCana Corp. sr. unsec. notes 6 1/2s,
2019 (Canada)	120,000	137,906

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	155,000	174,284

Forest Oil Corp. sr. notes 8s, 2011	250,000	260,000

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	90,000	96,039

Motiva Enterprises, LLC 144A sr. unsec.
notes 6.85s, 2040	280,000	320,002

Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	280,000	278,600

Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014	121,000	121,756

Nexen, Inc. sr. unsec. unsub. notes 7 1/2s,
2039 (Canada)	265,000	314,603

Peabody Energy Corp. sr. notes 5 7/8s, 2016	325,000	318,500

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	500,000	533,221

Total Capital SA company guaranty sr. unsec.
unsub. notes 4.45s, 2020 (France)	410,000	416,063

Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds 6.8s, 2037	95,000	89,324

Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds 6.35s, 2017	115,000	121,197

Weatherford International, Ltd. company
guaranty 6 1/2s, 2036 (Switzerland)	185,000	167,642

Weatherford International, Ltd. company
guaranty sr. unsec. notes 9 5/8s,
2019 (Switzerland)	405,000	487,697

Weatherford International, Ltd. sr. notes 5 1/2s,
2016 (Switzerland)	195,000	207,903

Williams Partners LP 144A sr. unsec.
notes 5 1/4s, 2020	260,000	265,867

Woodside Finance Ltd. 144A notes 4 1/2s,
2014 (Australia)	260,000	265,177

XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	35,000	44,871

XTO Energy, Inc. sr. unsec. unsub. notes
6 1/2s, 2018	245,000	297,315

		5,773,132

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value

Financials (9.9%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	$240,000	$249,478

AGFC Capital Trust I 144A company guaranty
6s, 2067	270,000	155,250

American Express Bank FSB notes Ser. BKN1,
5.55s, 2012	350,000	376,220

American Express Bank FSB sr. unsec. FRN
Ser. BKNT, 0.645s, 2017	570,000	516,689

American Express Co. sr. unsec. notes 8 1/8s, 2019	800,000	993,275

American Express Travel Related
Services Co., Inc. sr. unsec. unsub. notes FRN
Ser. EMTN, 0.554s, 2011	275,000	270,834

AON Corp. jr. unsec. sub. notes 8.205s, 2027	515,000	536,593

BankAmerica Capital III bank guaranty jr. unsec.
FRN 0.873s, 2027	465,000	308,307

Barclays Bank PLC sr. unsec. unsub. notes 5s, 2016	180,000	184,605

Barclays Bank PLC 144A sub. notes 10.179s, 2021	685,000	857,853

Barclays Bank PLC 144A unsec. sub. notes
6.05s, 2017	600,000	605,546

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	509,907

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	715,000	834,906

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.236s, 2012	395,938	387,550

Capital One Capital III company guaranty
7.686s, 2036	475,000	446,500

Capital One Capital V company guaranty jr. unsec.
sub. notes 10 1/4s, 2039	580,000	611,900

Chubb Corp. (The) sr. notes 6 1/2s, 2038	235,000	267,547

Citigroup, Inc. sr. notes 6 1/2s, 2013	50,000	53,259

Citigroup, Inc. sr. unsec. sub. FRN 0.807s, 2016	812,000	658,753

Citigroup, Inc. sr. unsec. unsub. notes
5 1/4s, 2012	960,000	994,298

Citigroup, Inc. sr. unsec. unsub. notes FRN
0.573s, 2010	695,000	695,048

Citigroup, Inc. sub. notes 5s, 2014	565,000	565,113

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	209,000	198,955

Commonwealth Bank of Australia 144A sr. unsec.
notes 3 3/4s, 2014 (Australia)	40,000	41,240

Credit Suisse Guernsey, Ltd. jr. sub. FRN 5.86s,
2049 (United Kingdom)	576,000	508,320

Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	495,000	370,013

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	185,000	196,803

Duke Realty LP sr. unsec. notes 6 1/4s, 2013 R	22,000	23,482

Erac USA Finance LLC 144A company
guaranty sr. notes 5 1/4s, 2020	165,000	166,886

Erac USA Finance LLC 144A company
guaranty sr. notes 2 3/4s, 2013	90,000	90,410

Fleet Capital Trust V bank guaranty FRN
1.539s, 2028	675,000	494,546

Fund American Cos., Inc. notes 5 7/8s, 2013	485,000	506,630

GATX Financial Corp. notes 5.8s, 2016	235,000	250,425

GE Capital Trust I unsec. sub. bonds FRB
6 3/8s, 2067	565,000	525,450

General Electric Capital Corp. sr. unsec.
5 5/8s, 2018	440,000	467,594

General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 0.628s, 2016	100,000	91,043

General Electric Capital Corp. sr. unsec.
notes Ser. MTN, 6 7/8s, 2039	960,000	1,051,043

10 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value

Financials cont.
Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	$230,000	$240,929

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	40,000	44,708

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	1,200,000	1,177,207

Hartford Financial Services Group, Inc. (The) jr.
sub. debs. FRB 8 1/8s, 2038	600,000	548,244

Health Care Property Investors, Inc. sr. unsec.
notes 6s, 2017	320,000	323,096

Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017 R	410,000	409,048

HSBC Finance Capital Trust IX FRN 5.911s, 2035	800,000	672,000

HSBC Holdings PLC sub. notes 6 1/2s, 2037
(United Kingdom)	1,005,000	1,040,223

Icahn Enterprises LP/Ichan Enterprises
Finance Corp. 144A company guaranty sr. unsec.
notes 7 3/4s, 2016	350,000	339,500

JPMorgan Chase Bank NA sub. notes Ser. BKNT,
6s, 2017	405,000	441,030

JPMorgan Chase Capital XVIII bonds Ser. R,
6.95s, 2036	337,000	336,817

JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1.436s, 2047	2,137,000	1,563,448

JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	45,000	44,477

Liberty Mutual Insurance 144A notes 7.697s, 2097	900,000	777,349

Loews Corp. notes 5 1/4s, 2016	210,000	227,893

Marsh & McLennan Cos., Inc. sr. unsec.
notes 6 1/4s, 2012	655,000	692,291

Marsh & McLennan Cos., Inc. sr. unsec.
notes 5 3/8s, 2014	395,000	417,560

Massachusetts Mutual Life Insurance Co. 144A
notes 8 7/8s, 2039	370,000	492,318

MBNA American Bank NA sub. notes Ser. BKNT,
7 1/8s, 2012	350,000	381,103

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	875,000	935,854

Merrill Lynch & Co., Inc. notes FRN Ser. MTN,
0.516s, 2011	340,000	337,045

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s,
2017	360,000	375,384

Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTN, 6 7/8s, 2018	125,000	133,348

MetLife Capital Trust IV 144A jr.
sub. debs. 7 7/8s, 2067	1,500,000	1,440,000

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	85,000	74,800

Morgan Stanley sr. unsec. notes Ser. MTN,
5 3/4s, 2016	445,000	448,302

Nationwide Financial Services, Inc. notes
5 5/8s, 2015	260,000	272,425

Nationwide Health Properties, Inc. notes
6 1/2s, 2011 R	270,000	281,245

Nationwide Health Properties, Inc. unsec.
notes 6 1/4s, 2013 R	195,000	209,451

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	205,000	216,934

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	515,000	470,993

Progressive Corp. (The) jr. unsec. sub. unsec.
deb. FRN 6.7s, 2037	1,690,000	1,580,150

Prudential Financial, Inc. sr. notes 7 3/8s, 2019	165,000	191,063

Prudential Financial, Inc. sr. notes 6.2s, 2015	165,000	181,588

Prudential Financial, Inc. sr. unsec.
unsub. notes Ser. MTNB, 5.1s, 2014	205,000	218,014

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value

Financials cont.
Royal Bank of Scotland Group PLC sr. unsec.
unsub. notes 6.4s, 2019 (United Kingdom)	$150,000	$152,046

Simon Property Group LP sr. unsec. notes
6 3/4s, 2014 R	385,000	429,453

Simon Property Group LP sr. unsec. notes
6 1/8s, 2018 R	370,000	408,397

Simon Property Group LP sr. unsec.
unsub. notes 5.65s, 2020 R	547,000	578,613

SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	525,000	526,091

State Street Capital Trust IV company
guaranty jr. unsec. sub. bond FRB 1.537s, 2037	1,525,000	1,089,505

Tanger Properties, Ltd. sr. unsec. notes
6 1/8s, 2020	240,000	250,282

TD Ameritrade Holding Corp. company
guaranty sr. unsec. unsub. notes 5.6s, 2019	385,000	405,591

Teachers Insurance & Annuity Association
of America 144A notes 6.85s, 2039	605,000	704,671

Travelers Cos., Inc. (The) sr. unsec. notes
5.9s, 2019	100,000	111,033

Vornado Realty LP sr. unsec. unsub. notes
4 1/4s, 2015 R	465,000	462,262

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	930,000	1,013,396

Wachovia Capital Trust V 144A bank guaranty jr.
unsec. sub. note 7.965s, 2027	1,190,000	1,187,777

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	760,000	830,071

WEA Finance LLC /WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 7 1/2s, 2014	230,000	260,651

WEA Finance, LLC 144A company
guaranty sr. notes 7 1/8s, 2018	935,000	1,054,988

Wells Fargo Bank NA unsec. sub. notes FRN
0.646s, 2016	400,000	367,280

Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	375,000	399,375

Westpac Banking Corp. sr. unsec. notes 4 7/8s,
2019 (Australia)	195,000	196,726

Westpac Capital Trust III 144A unsec.
sub. notes FRN 5.819s, 2049 (Australia)	645,000	593,619

Willis Group North America, Inc. company
guaranty 6.2s, 2017	245,000	255,027

ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	218,000	196,745

ZFS Finance USA Trust III 144A jr. sub. bonds FRB
1.687s, 2065	500,000	451,250

		45,522,957
Health care (0.7%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	755,000	854,705

Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	230,000	262,600

Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	83,000	100,972

Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	207,000	234,202

GlaxoSmith Kline Capital, Inc. company
guaranty sr. notes 5.65s, 2018	440,000	503,481

Hospira, Inc. sr. notes 6.05s, 2017	45,000	50,665

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2040	178,000	174,648

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 4 3/4s, 2020	97,000	97,319

UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	200,000	201,047

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017 R	190,000	192,295

Watson Pharmaceuticals, Inc. sr. unsec.
notes 6 1/8s, 2019	245,000	275,834

WellPoint, Inc. notes 7s, 2019	405,000	481,158

		3,428,926

Putnam VT Income Fund 11

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value

Technology (0.5%)
Amphenol Corp. sr. unsec. notes 4 3/4s, 2014	$490,000	$519,217

Brocade Communications Systems, Inc. 144A
sr. notes 6 7/8s, 2020	405,000	401,963

Brocade Communications Systems, Inc. 144A
sr. notes 6 5/8s, 2018	100,000	99,000

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	65,000	73,045

Lexmark International Inc, sr. unsec. notes 5.9s,
2013	405,000	431,639

Xerox Corp. sr. unsec. notes 6 3/4s, 2039	391,000	433,349

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	152,000	161,947

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015	113,000	116,272

		2,236,432
Transportation (0.7%)
American Airlines, Inc. pass-through certificates
Ser. 01-1, 6.817s, 2011	40,000	40,200

American Airlines, Inc. pass-through certificates
Ser. 01-2, 7.858s, 2011	215,000	219,300

Burlington Northern Santa Fe Corp. sr. unsec.
notes 7s, 2014	135,000	156,921

Burlington Northern Santa Fe Corp. sr. unsec.
notes 5 3/4s, 2018	160,000	179,697

Burlington Northern Santa Fe Corp. sr. unsec.
notes 4.7s, 2019	570,000	602,506

Delta Air Lines, Inc. pass-through certificates
6.2s, 2018	125,000	126,250

GATX Corp. notes 4 3/4s, 2012	195,000	204,903

Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	566,154	524,400

Southwest Airlines Co. pass-through certificates
Ser. 07-1, 6.15s, 2022	316,653	333,798

Union Pacific Corp. sr. unsec. bond 5.7s, 2018	50,000	55,996

Union Pacific Corp. 144A pass-through
certificates 5.214s, 2014	295,000	322,630

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	257,962	237,970

		3,004,571
Utilities and power (4.4%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	150,000	162,328

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	259,601

Aquila, Inc. sr. unsec. unsub. notes 11 7/8s, 2012	595,000	685,195

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	370,000	411,505

Beaver Valley II Funding debs. 9s, 2017	401,000	447,468

Boardwalk Pipelines LP company guaranty 5 7/8s,
2016	680,000	739,617

Bruce Mansfield Unit pass-through certificates
6.85s, 2034	932,051	974,854

CenterPoint Energy Resources Corp. notes 7 3/4s,
2011	515,000	534,984

CMS Energy Corp. sr. notes 8 1/2s, 2011	766,000	790,353

CMS Energy Corp. sr. unsec. unsub. notes FRN
1.253s, 2013	375,000	353,438

Commonwealth Edison Co. 1st mtge. 6.15s, 2017	105,000	120,350

Commonwealth Edison Co. 1st mtge. sec.
bonds 5 7/8s, 2033	195,000	212,248

Commonwealth Edison Co. 1st mtge. sec.
bonds 5.8s, 2018	80,000	90,392

DCP Midstream, LLC 144A sr. unsec. notes 5.35s,
2020	310,000	313,334

Dominion Resources, Inc. jr. sub. notes FRN
Ser. 06-B, 6.3s, 2066	1,750,000	1,610,000

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value

Utilities and power cont.
Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	$75,000	$85,538

Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	156,000	177,220

El Paso Natural Gas Co. sr. unsec.
unsub. bonds 8 3/8s, 2032	380,000	444,597

Electricite de France 144A notes 6.95s, 2039
(France)	415,000	500,191

Electricite de France 144A sr. notes 4.6s, 2020
(France)	105,000	107,835

Enel Finance Intl. SA 144A company
guaranty sr. unsec. notes 5 1/8s, 2019
(Luxembourg)	280,000	296,946

Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	189,000	189,249

Illinois Power Co. 1st mtge. sr. bond 9 3/4s, 2018	200,000	262,577

Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s,
2011	365,000	379,600

Ipalco Enterprises, Inc. 144A sr. sec.
notes 7 1/4s, 2016	160,000	163,600

ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	490,851

ITC Holdings Corp. 144A sr. unsec. notes 6.05s,
2018	140,000	154,175

Kansas Gas & Electric bonds 5.647s, 2021	132,857	137,219

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	490,000	539,478

MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	185,000	212,537

MidAmerican Funding, LLC sr. sec. bond 6.927s,
2029	175,000	206,451

NiSource Finance Corp. company
guaranty sr. unsec. notes 10 3/4s, 2016	330,000	422,907

NiSource Finance Corp. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2010	710,000	725,600

Pacific Gas & Electric Co. sr. unsec.
notes 6.35s, 2038	155,000	180,594

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	265,000	287,189

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	240,718

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	479,033

Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	990,931	1,010,491

PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	265,000	288,911

Public Service Co. of Colorado 1st mtge. sec.
bonds 5 1/8s, 2019	15,000	16,605

Puget Sound Energy, Inc. jr. sub. FRN Ser. A,
6.974s, 2067	565,000	517,563

Sierra Pacific Resources sr. unsec.
unsub. notes 6 3/4s, 2017	194,000	195,437

Southern California Edison Co. 1st mtge.
bonds 5 1/2s, 2040	230,000	250,901

Spectra Energy Capital, LLC company
guaranty sr. unsec. notes 5.9s, 2013	430,000	469,988

Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	$50,000	$55,416

Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	393,534

Texas-New Mexico Power Co. 144A 1st mtge. sec.
9 1/2s, 2019	755,000	961,786

TransAlta Corp. sr. notes 6 1/2s, 2040 (Canada)	355,000	366,190

TransAlta Corp. sr. unsec. notes 5 3/4s, 2013
(Canada)	275,000	299,661

TransAlta Corp. sr. unsec. unsub. notes 4 3/4s,
2015 (Canada)	115,000	121,155

12 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value

Utilities and power cont.
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s,
2067 (Canada)	$210,000	$187,163

Union Electric Co. 1st mtge. sr. sec. bond 6.7s,
2019	260,000	304,199

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	395,000	423,485

		20,252,257

Total corporate bonds and notes (cost $118,655,007)		$125,380,851

ASSET-BACKED SECURITIES (6.0%)*	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.037s, 2035	$65,338	$23,301
FRB Ser. 05-4, Class A2C, 0.557s, 2035	66,139	63,183

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.497s, 2036	307,000	86,493
FRB Ser. 06-HE3, Class A2C, 0.497s, 2036	418,000	158,859

AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.753s, 2029	844,441	370,989

Ameriquest Mortgage Securities, Inc. FRB
Ser. 03-8, Class M2, 2.997s, 2033	176,486	58,004

Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	111,960
Ser. 04-1A, Class E, 6.42s, 2039	495,418	79,267

Argent Securities, Inc. FRB Ser. 03-W3, Class M3,
2.617s, 2033	21,651	6,701

Asset Backed Funding Certificates FRB
Ser. 04-OPT2, Class M2, 1.347s, 2033	101,836	77,606

Asset Backed Securities Corp. Home Equity Loan
Trust FRB Ser. 06-HE4, Class A5, 0.507s, 2036	357,175	214,234

Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s,
2014	173,000	173,080

Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.354s, 2039	1,956,031	743,292
FRB Ser. 04-D, Class A, 0.932s, 2044	299,015	269,245

Bayview Financial Asset Trust 144A FRB
Ser. 03-SSRA, Class M, 1.697s, 2038	220,980	154,686

Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 05-HE1, Class M3, 1.277s, 2035	198,000	60,743
FRB Ser. 05-3, Class A1, 0.797s, 2035	94,081	84,856

Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-OPT1, Class M1, 0.767s, 2035	133,073	104,164

Conseco Finance Securitizations Corp.
Ser. 00-5, Class A6, 7.96s, 2032	1,128,925	903,140
Ser. 01-1, Class A5, 6.99s, 2032	3,187,075	3,250,816

Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.867s, 2035	117,339	108,815
FRB Ser. 04-6, Class 2A5, 0.737s, 2034	262,583	220,841
FRB Ser. 05-14, Class 3A2, 0.587s, 2036	48,108	44,332

Credit-Based Asset Servicing and Securitization
144A Ser. 06-MH1, Class B1, 6 1/4s, 2036	137,000	99,668

Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s,
2038	716,000	179,000

CS First Boston Mortgage Securities Corp. 144A
Ser. 04-FR1N, Class A, 5s, 2034 (In default) †	49,089	5

Equifirst Mortgage Loan Trust FRB Ser. 05-1,
Class M5, 1.017s, 2035	59,369	20,150

Fieldstone Mortgage Investment Corp. FRB
Ser. 05-1, Class M3, 1.157s, 2035	76,832	76,458

First Plus Home Loan Trust Ser. 97-3, Class B1,
7.79s, 2023	77,731	—

ASSET-BACKED SECURITIES (6.0%)* cont.	Principal amount	Value

Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.677s, 2036	$685,000	$324,180
FRB Ser. 06-2, Class 2A3, 0.517s, 2036	1,287,000	704,826

GEBL 144A
Ser. 04-2, Class D, 3.1s, 2032	218,600	9,837
Ser. 04-2, Class C, 1.2s, 2032	163,505	19,621

Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	4,906,927	4,416,234
Ser. 97-2, Class A7, 7.62s, 2028	88,775	95,341
Ser. 97-6, Class A9, 7.55s, 2029	224,090	228,573
Ser. 97-3, Class A5, 7.14s, 2028	119,165	123,134
Ser. 98-4, Class A7, 6.87s, 2030	90,596	92,472
Ser. 98-6, Class A7, 6.45s, 2030	32,424	32,449
Ser. 99-1, Class A6, 6.37s, 2025	355,241	357,905

Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,333,654	1,236,964
Ser. 99-5, Class M1A, 8.3s, 2026	197,000	189,877

Guggenheim Structured Real Estate Funding, Ltd.
144A
FRB Ser. 05-2A, Class D, 1.897s, 2030	407,408	52,963
FRB Ser. 05-1A, Class D, 1.877s, 2030	178,879	21,465

High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.874s, 2036	702,409	280,964

Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.677s, 2036	345,000	275,107

JPMorgan Mortgage Acquisition Corp. FRB
Ser. 06-FRE1, Class A4, 0.637s, 2035	291,000	165,260

LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.347s, 2036	1,280,000	89,600
FRB Ser. 02-1A, Class FFL, 3.097s, 2037	2,075,000	269,750

Local Insight Media Finance, LLC Ser. 07-1W,
Class A1, 5.53s, 2012	1,565,719	939,432

Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.967s, 2035	226,000	136,723
FRB Ser. 06-4, Class 2A4, 0.607s, 2036	331,000	125,623
FRB Ser. 06-1, Class 2A3, 0.537s, 2036	383,872	186,414

Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.597s, 2032	1,626,445	1,428,832
Ser. 02-A IO, 0.3s, 2032	39,167,883	489,599

Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	24,634	13,502
Ser. 04-2A, Class D, 5.389s, 2026	21,872	11,652
Ser. 04-2A, Class C, 4.741s, 2026	21,675	13,730
FRB Ser. 02-1A, Class A1, 1.048s, 2024	131,440	125,847

MASTR Asset Backed Securities Trust FRB
Ser. 06-FRE2, Class A4, 0.497s, 2036	174,000	82,498

Mid-State Trust Ser. 11, Class B, 8.221s, 2038	181,559	174,688

Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 1.027s, 2035	95,618	48,874
FRB Ser. 05-HE1, Class M3, 0.867s, 2034	141,000	112,547
FRB Ser. 06-NC4, Class M2, 0.647s, 2036	198,000	1,442

N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.347s, 2039	500,000	100,000

Navigator CDO, Ltd. 144A FRB Ser. 03-1A,
Class A1, 0.926s, 2015	10,404	10,144

New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	526,846	522,009
FRB Ser. 03-4, Class M3, 3.422s, 2033	9,846	5,684

Putnam VT Income Fund 13

ASSET-BACKED SECURITIES (6.0%)* cont.	Principal amount	Value

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.507s, 2036	$390,368	$198,497
FRB Ser. 06-2, Class A2C, 0.497s, 2036	410,000	245,641

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	484,488	304,626
Ser. 00-D, Class A3, 6.99s, 2022	2,607	2,626
Ser. 01-D, Class A3, 5.9s, 2022	53,355	31,690
Ser. 02-C, Class A1, 5.41s, 2032	1,303,245	1,224,724

Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	131,241	125,664
Ser. 01-B, Class A3, 6.535s, 2023	46,266	43,947

Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.177s, 2036	92,000	28,051

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.537s, 2036	357,070	276,376
FRB Ser. 07-RZ1, Class A2, 0.507s, 2037	640,000	348,864

Residential Asset Securities Corp. FRB
Ser. 05-EMX1, Class M2, 1.077s, 2035	230,775	160,085

Residential Asset Securities Corp. 144A
Ser. 04-NT, Class Note, 4 1/2s, 2034 (In default) †	37,676	4

SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) †	98,270	—

Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.997s, 2035	104,107	532
FRB Ser. 07-NC2, Class A2B, 0.487s, 2037	602,000	255,808
FRB Ser. 07-BR5, Class A2A, 0.477s, 2037	282,079	190,968

SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.557s, 2036	704,000	270,656
FRB Ser. 06-FRE1, Class A2B, 0.527s, 2036	273,049	142,656

Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 0.507s, 2036	1,880,788	1,038,530

South Coast Funding 144A FRB Ser. 3A, Class A2,
1.574s, 2038 (In default) †	235,000	1,175

Structured Asset Investment Loan Trust FRB
Ser. 06-BNC2, Class A6, 0.607s, 2036	331,000	55,651

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038	718,000	86,160

WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.457s, 2037	2,051,421	1,333,424

Wells Fargo Home Equity Trust FRB Ser. 07-1,
Class A3, 0.667s, 2037	146,000	50,960

Whinstone Capital Management, Ltd. 144A FRB
Ser. 1A, Class B3, 1.216s, 2044 (United Kingdom)	244,291	80,616

Total asset-backed securities (cost $42,553,541)		$27,757,581

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (5.6%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.0%)

Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from September 20, 2038
to January 20, 2039	$12,816,012	$14,085,097
		14,085,097
U.S. Government Agency Mortgage Obligations (2.6%)
Federal National Mortgage Association
Pass-Through Certificates
5s, March 1, 2038	439,473	465,549
4 1/2s, TBA, July 1, 2040	11,000,000	11,399,609

		11,865,158
Total U.S. government and agency mortgage obligations
(cost $25,369,703)		$25,950,255

U.S. TREASURY OBLIGATIONS (0.5%) (a,i)	Principal amount	Value

U.S. Treasury Inflation Protected Securities

1 3/4s, January 15, 2028	$825,124	$845,918

2 1/2s, July 15, 2016	520,266	584,977

1 3/8s, January 15, 2020	853,810	881,738

Total U.S. treasury obligations (cost $2,312,633)		$2,312,633

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.1%)*	strike price	amount	Value

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.74 versus the three month
USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	$28,223,400	1,593,211

Option on an interest rate swap
with Barclays Bank PLC for
the right to pay a fixed rate of
3.74 versus the three month
USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	28,223,400	160,591

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate
of 3.7375% versus the three
month USD-LIBOR-BBA
maturing March 9, 2021.	Mar-11/3.7375	15,158,100	828,845

Option on an interest rate swap
with JPMorgan Chase Bank, N. A.
for the right to receive a fixed rate
of 3.665% versus the three month
USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	15,158,100	760,785

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate
of 3.95% versus the three month
USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	10,803,900	811,049

Option on an interest rate swap
with Barclays Bank PLC for the
right to pay a fixed rate of
3.95% versus the three month
USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	10,803,900	10,156

Option on an interest rate swap
with JPMorgan Chase Bank, N. A.
for the right to receive a fixed rate
of 3.995% versus the three month
USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	5,263,700	415,043

Option on an interest rate swap
with JPMorgan Chase Bank, N. A.
for the right to receive a fixed rate
of 3.965% versus the three month
USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	3,509,200	267,787

Option on an interest rate swap
with JPMorgan Chase Bank, N. A.
for the right to pay a fixed rate of
3.995% versus the three month
USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	5,263,700	4,053

14 Putnam VT Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.1%)* cont.	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank,
N. A. for the right to pay a fixed
rate of 3.965% versus the three
month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	$3,509,200	$3,018

Total purchased options outstanding
(cost $3,063,970)			$4,854,538

MUNICIPAL BONDS AND NOTES (0.4%)*	Principal amount		Value

CA State G.O. Bonds (Build America Bonds),
7 1/2s, 4/1/34		$350,000	$373,870

IL State G.O. Bonds
4.421s, 1/1/15		165,000	164,078
4.071s, 1/1/14		490,000	484,370

MI Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A, 7.309s, 6/1/34		390,000	299,442

North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49		285,000	308,433

Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47		555,000	414,047

Total municipal bonds and notes (cost $2,237,458)			$2,044,240

SENIOR LOANS (0.1%)* [c]	Principal amount		Value

First Data Corp. bank term loan FRN Ser. B1,
3.094s, 2014		$62,884	$52,875

Harrah’s Operating Co., Inc. bank term loan FRN
Ser. B2, 3.316s, 2015		104,084	86,374

Intelsat Corp. bank term loan FRN Ser. B2, 2.792s, 2011		33,404	30,875

Intelsat Corp. bank term loan FRN Ser. B2-A, 2.792s, 2013		33,414	30,884

Intelsat Corp. bank term loan FRN Ser. B2-C,
2.792s, 2013		33,404	30,875

National Bedding Co. bank term loan FRN 2.325s,
2011		54,727	52,230

Polypore, Inc. bank term loan FRN Ser. B, 2.36s,
2014		122,896	117,058

SunGard Data Systems, Inc. bank term loan FRN
2.1s, 2014		2,902	2,723

SunGard Data Systems, Inc. bank term loan FRN
Ser. B, 4.003s, 2016		60,132	57,276

Total senior loans (cost $475,161)			$461,170

SHORT-TERM INVESTMENTS (35.5%)*	Principal amount/shares		Value

Putnam Money Market Liquidity Fund 0.11% [e]	94,241,688		$94,241,688

U.S. Treasury Bills with effective yields ranging
from 0.18 to 0.29%, March 10, 2011 ##	$8,008,000		7,990,366

U.S. Treasury Bills with an effective yield
of 0.22%, December 16, 2010 # ##		7,989,000	7,979,030

U.S. Treasury Bills with effective yields ranging
from 0.23% to 0.25%, November 18, 2010 # ##		8,163,000	8,150,396

U.S. Treasury Bills with effective yields ranging
from 0.18% to 0.26%, August 26, 2010 # ##	28,384,000		28,373,565

U.S. Treasury Bills with effective yields ranging
from 0.23% to 0.29%, July 15, 2010 # ##		17,263,000	17,261,354

Total short-term investments (cost $164,008,771)		$163,996,399

Total investments (cost $513,646,427)		$546,532,594

Key to holding’s abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNB	Medium Term Notes Class B
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2010 through June 30, 2010 (the reporting period).

* Percentages indicated are based on net assets of $462,025,997.

† Non-income-producing security.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

##These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs. (Note 1).

i Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund is maintaining liquid assets totaling $362,221,351 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Putnam VT Income Fund 15

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/10	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr
(Long)	191	$24,352,500	Sep-10	$64,750

U.S. Treasury Bond 20 yr
(Short)	17	2,167,500	Sep-10	(50,406)

U.S. Treasury Bond 30 yr
(Long)	1195	162,295,938	Sep-10	4,821,042

U.S. Treasury Bond 30 yr
(Short)	1	135,813	Sep-10	(8,316)

U.S. Treasury Note 2 yr
(Short)	101	22,101,641	Sep-10	(78,840)

U.S. Treasury Note 5 yr
(Long)	50	5,917,578	Sep-10	62,612

U.S. Treasury Note 10 yr
(Long)	688	84,312,250	Sep-10	1,265,889

Total				$6,076,731

WRITTEN OPTIONS OUTSTANDING
at 6/30/10 (premiums received	Contract	Expiration date/
$38,252,836) (Unaudited)	amount	strike price	Value

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing
August 17, 2021.	$26,524,000	Aug-11/4.49	$2,656,115

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-
BBA maturing January 17, 2022.	37,603,200	Jan-12/4.8	4,305,190

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.525%
versus the three month USD-LIBOR-
BBA maturing July 26, 2021.	25,489,000	Jul-11/4.525	2,637,700

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA
maturing August 19, 2021.	16,061,000	Aug-11/4.475	196,426

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing
August 19, 2021.	16,061,000	Aug-11/4.475	1,590,039

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	13,262,000	Aug-11/4.55	146,545

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing
August 17, 2021.	26,524,000	Aug-11/4.49	315,636

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing
August 17, 2021.	13,262,000	Aug-11/4.55	1,384,553

WRITTEN OPTIONS OUTSTANDING
at 6/30/10 (premiums received	Contract	Expiration date/
$38,252,836) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA
maturing August 8, 2021.	$17,810,000	Aug-11/4.7	$155,838

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing
August 8, 2021.	17,810,000	Aug-11/4.7	2,061,329

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
4.745% versus the three month USD-
LIBOR-BBA maturing July 27, 2021.	38,233,500	Jul-11/4.745	293,153

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-
BBA maturing July 27, 2021.	38,233,500	Jul-11/4.745	4,574,509

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.5475% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	11,952,000	Jul-11/4.5475	117,727

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing
July 26, 2021.	23,904,000	Jul-11/4.52	244,060

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
4.525% versus the three month USD-
LIBOR-BBA maturing July 26, 2021.	25,489,000	Jul-11/4.525	258,713

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
4.46% versus the three month USD-
LIBOR-BBA maturing July 26, 2021.	25,489,000	Jul-11/4.46	281,144

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	11,952,000	Jul-11/4.5475	1,261,175

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	23,904,000	Jul-11/4.52	2,474,781

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-
BBA maturing July 26, 2021.	25,489,000	Jul-11/4.46	2,519,271

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
4.80% versus the three month USD-
LIBOR-BBA maturing January 17, 2022.	37,603,200	Jan-12/4.8	541,486

16 Putnam VT Income Fund

WRITTEN OPTIONS OUTSTANDING
at 6/30/10 (premiums received	Contract	Expiration date/
$38,252,836) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.02% versus the
three month USD-LIBOR-BBA maturing
September 28, 2020.	$9,714,400	Sep-10/4.02	$781,815

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.72% versus
the three month USD-LIBOR-BBA
maturing January 19, 2022.	22,561,920	Jan-12/4.72	355,350

Option on an interest rate swap with
Barclays Bank PLC for the obligation to
receive a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing
February 13, 2025.	4,173,720	Feb-15/5.36	156,556

Option on an interest rate swap with
Barclays Bank PLC for the obligation to
pay a fixed rate of 5.36% versus the three
month USD-LIBOR-BBA maturing
February 13, 2025.	4,173,720	Feb-15/5.36	487,657

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 5.27%
versus the three month USD-LIBOR-
BBA maturing February 12, 2025.	11,318,460	Feb-15/5.27	442,004

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-
BBA maturing February 12, 2025.	11,318,460	Feb-15/5.27	1,260,663

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-
BBA maturing May 14, 2022.	9,347,000	May-12/5.51	1,484,288

WRITTEN OPTIONS OUTSTANDING
at 6/30/10 (premiums received	Contract	Expiration date/
$38,252,836) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.72% versus the
three month USD-LIBOR-BBA maturing
January 19, 2022.	$22,561,920	Jan-12/4.72	$2,457,896

Option on an interest rate swap with
Barclays Bank PLC for the obligation to
receive a fixed rate of 4.7375% versus
the three month USD-LIBOR-BBA
maturing March 9, 2021.	15,158,100	Mar-11/4.7375	41,078

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
4.665% versus the three month USD-
LIBOR-BBA maturing March 8, 2021.	15,158,100	Mar-11/4.665	45,929

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 4.02%
versus the three month USD-LIBOR-
BBA maturing October 14, 2020.	21,583,100	Oct-10/4.02	32,806

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.02%
versus the three month USD-LIBOR-
BBA maturing October 14, 2020.	21,583,100	Oct-10/4.02	1,714,561

Option on an interest rate swap with
Barclays Bank PLC for the obligation to
receive a fixed rate of 4.02% versus the
three month USD-LIBOR-BBA maturing
September 28, 2020.	9,714,400	Sep-10/4.02	8,840

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 5.51%
versus the three month USD-LIBOR-
BBA maturing May 14, 2022.	9,347,000	May-12/5.51	95,008

Total			$37,379,841

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N. A.
	$190,306,000		$—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	$2,823,195

	101,350,000		—	9/18/10	3 month USD-LIBOR-BBA	2.86667%	1,331,460

	32,274,000		—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	548,550

Barclays Bank PLC
	9,398,000	E	—	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(773,549)

	124,349,900		34,244	4/27/11	3 month USD-LIBOR-BBA	0.60%	26,368

	78,293,700		(164,643)	6/29/16	3 month USD-LIBOR-BBA	2.5%	557,944

	156,166,400		(400,856)	6/29/20	3 month USD-LIBOR-BBA	3.19%	2,070,870

	8,192,100		(44,075)	6/29/40	3 month USD-LIBOR-BBA	3.9%	247,702

	18,300,000		—	6/30/20	3 month USD-LIBOR-BBA	3.08%	109,997

Citibank, N. A.
	23,565,600		(7,456)	6/28/19	3 month USD-LIBOR-BBA	3.04%	284,252

	183,671,500		88,712	6/28/20	3 month USD-LIBOR-BBA	3.17%	2,656,330

	111,158,300		(30,098)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(417,604)

Credit Suisse International
	144,355,700		(815,987)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(26,263,113)

	221,097,700		5,281	3/19/11	3 month USD-LIBOR-BBA	0.5%	13,434

	165,000,000		(979)	6/4/12	1.246%	3 month USD-LIBOR-BBA	(1,002,756)

Putnam VT Income Fund 17

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited) cont.
			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
	$81,100,000		$(33,109)	2/3/11	3 month USD-LIBOR-BBA	0.55%	$72,019

	161,888,000		(67,262)	12/4/10	3 month USD-LIBOR-BBA	0.53%	(119,976)

	132,268,000		(352,657)	1/8/15	2.84%	3 month USD-LIBOR-BBA	(7,454,089)

	115,867,000		—	12/19/10	3 month USD-LIBOR-BBA	1.53429%	534,888

Goldman Sachs International
	84,512,600		215,712	4/8/15	2.94%	3 month USD-LIBOR-BBA	(4,008,251)

	113,950,700		121,761	5/12/15	2.52%	3 month USD-LIBOR-BBA	(2,912,168)

	65,796,700		(15,068)	5/12/13	3 month USD-LIBOR-BBA	1.64%	747,987

	85,000,000		(917)	6/7/12	1.244%	3 month USD-LIBOR-BBA	(505,978)

	119,419,700		(45,545)	6/9/12	1.19%	3 month USD-LIBOR-BBA	(618,347)

	113,835,200		(226,827)	6/16/14	1.96%	3 month USD-LIBOR-BBA	(1,392,829)

	96,411,500		(225,888)	6/16/15	2.33%	3 month USD-LIBOR-BBA	(1,609,109)

JPMorgan Chase Bank, N. A.
	256,841,800		(199,865)	2/26/11	3 month USD-LIBOR-BBA	0.56%	4,262

	9,398,000	E	—	3/8/21	4.165%	3 month USD-LIBOR-BBA	(715,564)

	25,846,000		—	7/22/10	3 month USD-LIBOR-BBA	3.565%	442,951

	82,878,000		—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	1,394,784

	9,100,000		—	7/1/40	3 month USD-LIBOR-BBA	3.745%	57,694

Total							$(33,868,646)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
			Upfront		Fixed payments	Total return	Unrealized
Swap	Notional		premium	Termination	received (paid) by	received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$371,580		$—	1/12/40	(4.00%)1 month USD-LIBOR	Synthetic TRS Index 4.00%	$3,665
						30 year Fannie Mae pools

	736,192		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(13,438)
						30 year Fannie Mae pools

	358,406		—	1/12/40	(5.00%)1 month USD-LIBOR	Synthetic TRS Index 5.00%	8,468
						30 year Fannie Mae pools

	7,890,720		(57,942)	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	82,335
						30 year Fannie Mae pools

	7,872,448		27,720	1/12/39	(5.50%)1 month USD-LIBOR	Synthetic TRS Index 5.50%	(97,450)
						30 year Fannie Mae pools

	7,872,448		44,941	1/12/39	(5.50%)1 month USD-LIBOR	Synthetic TRS Index 5.50%	(83,837)
						30 year Fannie Mae pools

	7,890,720		(69,039)	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	75,512
						30 year Fannie Mae pools

	624,203		10,000	1/12/39	(5.50%)1 month USD-LIBOR	Synthetic TRS Index 5.50%	(497)
						30 year Fannie Mae pools

Deutsche Bank AG
	371,580		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(3,665)
						30 year Fannie Mae pools

	736,192		—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50%	13,438
						30 year Fannie Mae pools

	358,406		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	(8,528)
						30 year Fannie Mae pools

Total							$(23,997)

18 Putnam VT Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
					Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International
DJ CMB NA CMBX AJ Index	—	$(433,724)	$1,349,000	2/17/51	(96 bp)	$185,251

DJ CMBX NA AAA Series 4 Version 1 Index	—	(5,151,664)	12,471,000	2/17/51	(35 bp)	(3,481,277)

General Electric Capital Corp., 5 5/8%, 9/15/17	Aa2	—	565,000	12/20/13	530 bp	61,140

Deutsche Bank AG
General Electric Capital Corp., 6 7/8%, 1/10/39	Aa2	(12,034)	305,000	9/20/14	500 bp	23,138

General Electric Capital Corp., 6%, 6/15/12	Aa2	—	910,000	9/20/13	109 bp	(23,166)

Total						$(3,234,914)

* Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2010. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$27,757,581	$—

Corporate bonds and notes	—	125,380,851	—

Mortgage-backed securities	—	193,304,265	470,662

Municipal bonds and notes	—	2,044,240	—

Purchased options outstanding	—	4,854,538	—

Senior loans	—	461,170	—

U.S. Government and Agency Mortgage Obligations	—	25,950,255	—

U.S. Treasury Obligations	—	2,312,633	—

Short-term investments	94,241,688	69,754,711	—

Totals by level	$94,241,688	$451,820,244	$470,662

	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$6,076,731	$—	$—

Written options	—	(37,379,841)	—

Interest rate swap contracts	—	(31,703,124)	—

Total return swap contracts	—	20,323	—

Credit default contracts	—	2,362,508	—

Totals by level	$6,076,731	$(66,700,134)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 19

Statement of assets and liabilities
6/30/10 (Unaudited)

Assets

Investment in securities, at value, including of securities
on loan (Note 1):

Unaffiliated issuers (identified cost $419,404,739)	$452,290,906

Affiliated issuers (identified cost $94,241,688) (Note 6)	94,241,688

Interest and other receivables	4,242,062

Receivable for shares of the fund sold	2,864

Receivable for investments sold	1,150,015

Unrealized appreciation on swap contracts (Note 1)	14,377,634

Receivable for variation margin (Note 1)	2,810,064

Premium paid on swap contracts (Note 1)	8,355,635

Total assets	577,470,868

Liabilities

Payable to custodian (Note 2)	1,760,930

Payable for investments purchased	6,437,808

Payable for purchases of delayed delivery securities (Note 1)	11,374,438

Payable for shares of the fund repurchased	3,618,828

Payable for compensation of Manager (Note 2)	154,807

Payable for investor servicing fees (Note 2)	38,778

Payable for custodian fees (Note 2)	21,610

Payable for Trustee compensation and expenses (Note 2)	133,630

Payable for administrative services (Note 2)	1,513

Payable for distribution fees (Note 2)	39,844

Written options outstanding, at value (premiums received
$38,252,836) (Notes 1 and 3)	37,379,841

Premium received on swap contracts (Note 1)	548,371

Unrealized depreciation on swap contracts (Note 1)	51,505,191

Collateral on certain derivative contracts, at value (Note 1)	2,312,633

Other accrued expenses	116,649

Total liabilities	115,444,871

Net assets	$462,025,997

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$502,937,655

Undistributed net investment income (Note 1)	11,825,371

Accumulated net realized loss on investments (Note 1)	(55,445,365)

Net unrealized appreciation of investments	2,708,336

Total — Representing net assets applicable to capital
shares outstanding	$462,025,997

Computation of net asset value Class IA

Net assets	$270,880,385

Number of shares outstanding	22,982,445

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$11.79

Computation of net asset value Class IB

Net assets	$191,145,612

Number of shares outstanding	16,351,937

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$11.69

Statement of operations
Six months ended 6/30/10 (Unaudited)

Investment income

Interest (including interest income of $79,252 from investments
in affiliated issuers) (Note 6)	$20,534,114

Total investment income	20,534,114

Expenses

Compensation of Manager (Note 2)	941,386

Investor servicing fees (Note 2)	235,268

Custodian fees (Note 2)	24,295

Trustee compensation and expenses (Note 2)	19,001

Administrative services (Note 2)	12,973

Distribution fees — Class IB (Note 2)	244,618

Other	160,905

Total expenses	1,638,446

Expense reduction (Note 2)	(697)

Interest expense (Note 2)	(1,042,967)

Net expenses	594,782

Net investment income	19,939,332

Net realized gain on investments (Notes 1 and 3)	5,549,858

Net realized gain on swap contracts (Note 1)	7,423,063

Net realized gain on futures contracts (Note 1)	12,762,323

Net realized gain on written options (Notes 1 and 3)	7,390,670

Net unrealized depreciation of investments, futures contracts, swap contracts, written options and receivable purchase
agreement during the period	(21,639,825)

Net gain on investments	11,486,089

Net increase in net assets resulting from operations	$31,425,421

The accompanying notes are an integral part of these financial statements.

20 Putnam VT Income Fund

Statement of changes in net assets

	Six months ended	Year ended
	6/30/10*	12/31/09

Increase (decrease) in net assets

Operations:

Net investment income	$19,939,332	$31,429,335

Net realized gain on investments	33,125,914	22,588,032

Net unrealized appreciation (depreciation)
of investments	(21,639,825)	107,634,037

Net increase in net assets resulting from
operations	31,425,421	161,651,404

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(30,368,148)	(14,788,211)

Class IB	(21,643,820)	(10,530,791)

Increase (decrease) from capital share
transactions (Note 4)	12,956,486	(50,206,152)

Total increase (decrease) in net assets	(7,630,061)	86,126,250

Net assets:

Beginning of period	469,656,058	383,529,808

End of period (including undistributed net
investment income of $11,825,371 and
$43,898,007, respectively)	$462,025,997	$469,656,058

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 21

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of expenses to average net assets, excluding interest expense (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/10†	$12.39	.52	.31	.83	(1.43)	—	(1.43)	—	$11.79	7.04 *	$270,880	.30 f*	.30 f*	4.29 *	21.03 *

12/31/09	9.02	.79	3.23	4.02	(.65)	—	(.65)	—	12.39	47.22	270,438	1.16 [g,h]	.58[g]	7.52[g]	277.76

12/31/08	12.68	.57	(3.39)	(2.82)	(.84)	—	(.84)	—[i,j]	9.02	(23.78)	221,192	.58[g]	.58[g]	4.97[g]	208.37

12/31/07	12.70	.65	.02	.67	(.69)	—	(.69)	—	12.68	5.45	379,470	.57[g]	.57[g]	5.25[g]	228.92

12/31/06	12.69	.54	.04	.58	(.57)	—	(.57)	—	12.70	4.83	437,298	.57[g]	.57[g]	4.39 [g]	201.13

12/31/05	12.96	.52	(.20)	.32	(.45)	(.14)	(.59)	—	12.69	2.60	530,341	.61[g]	.61[g]	4.06 [g]	336.25

Class IB

6/30/10†	$12.30	.50	.30	.80	(1.41)	—	(1.41)	—	$11.69	6.77 *	$191,146	.42f*	0.42f*	4.17 *	21.03 *

12/31/09	8.96	.76	3.19	3.95	(.61)	—	(.61)	—	12.30	46.65	199,218	1.41[g,h]	.83[g]	7.27[g]	277.76

12/31/08	12.59	.54	(3.36)	(2.82)	(.81)	—	(.81)	—[i,j]	8.96	(23.93)	162,338	.83[g]	.83[g]	4.75 [g]	208.37

12/31/07	12.61	.62	.02	.64	(.66)	—	(.66)	—	12.59	5.22	285,881	.82[g]	.82[g]	5.00[g]	228.92

12/31/06	12.61	.50	.04	.54	(.54)	—	(.54)	—	12.61	4.52	300,246	.82[g]	.82[g]	4.09 [g]	201.13

12/31/05	12.88	.48	(.20)	.28	(.41)	(.14)	(.55)	—	12.61	2.36	292,152	.86 [g]	.86 [g]	3.81[g]	336.25

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes dollar roll transactions.

f Excludes the impact of a current period revision to interest expense related to the resolution of certain terminated derivatives contracts, which amounted 0.22% of average net assets as of June 30, 2010 (Note 2).

g Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect reduction of the following amounts:

Percentage of average net assets

12/31/09	0.21%

12/31/08	0.17

12/31/07	0.14

12/31/06	0.16

12/31/05	0.10

h Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.58% of average net assets as od December 31, 2009. (Note 2)

i Amount represents less than $0.01 per share.

j Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share base on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

22 Putnam VT Income Fund

Notes to financial statements 6/30/10 (Unaudited)

Note 1 — Significant accounting policies

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks current income consistent with what Putnam Investment Management, LLC (Putnam Management), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC, believes to be prudent risk by investing in investment-grade and high-yield bonds, and U.S. government securities. The fund may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the period from January 1, 2010 through June 30, 2010 (the reporting period). Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

A) Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets

Putnam VT Income Fund 23

and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $191,400,000 on purchased options contracts for the reporting period. See Note 3 for the volume of written options contracts activity for the reporting period. Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period.

G) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $16,300,000 on total return swap contracts for the reporting period.

H) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $3,718,900,000 on interest rate swap contracts for the reporting period.

I) Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $23,100,000 on credit default swap contracts for the reporting period.

J) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $66,607,242 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $57,643,049.

K) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be

24 Putnam VT Income Fund

purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

L) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

M) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

N) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2009, the fund had a capital loss carryover of $79,792,084 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on December 31, 2016.

The aggregate identified cost on a tax basis is $529,112,451, resulting in gross unrealized appreciation and depreciation of $42,135,707 and $24,715,564, respectively, or net unrealized appreciation of $17,420,143.

O) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

P) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Q) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 32.7% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows: 0.55% of the first $5 billion, 0.50% of the next $5 billion, 0.45% of the next $10 billion, 0.40% of the next $10 billion, 0.35% of the next $50 billion, 0.33% of the next $50 billion, and 0.32% of the next $100 billion and 0.315% of any excess thereafter.

Effective August 1, 2009 through June 30, 2011, Putnam Management has also contractually agreed to reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis (or from August 1, 2009 through the fund’s next fiscal year end, as applicable), to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period (or since August 1, 2009, as applicable). During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed, from August 1, 2009 through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.45% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective April 30, 2010, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (LBSF) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (Agreement) with another registered investment company (the Seller) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $843,827 in net payments from LBSF in connection with certain terminated derivatives transactions (the Receivable), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable offset against the fund’s net payable to LBSF. The fund paid $262,287 (exclusive of the initial payment) to the Seller in accordance with the terms of the Agreement and the fund paid $51,761,980, including interest, to LBSF in complete satisfaction of the fund’s obligations under the terminated contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street Bank and Trust Company (State Street). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent

Putnam VT Income Fund 25

functions during the reporting period are included in Investor servicing fees in the Statement of operations.

Under the custodian contract between the fund and State Street, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund’s investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At the close of the reporting period, the payable to the custodian bank represents the amount due for cash advanced for the settlement of securities purchased.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $697 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $332, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $83,510,623 and $150,393,570, respectively. Purchases and proceeds from sales of long-term U.S. government securities aggregated $995,938 and $995,313, respectively.

Written option transactions during the reporting period are summarized as follows:

	Contract amounts	Premiums received

Written options outstanding at
beginning of the reporting period	$735,377,200	$40,703,233

Options opened	201,059,600	10,288,158

Options exercised	(110,241,000)	(5,347,885)

Options expired	(165,827,000)	(7,390,670)

Written options outstanding at
end of the reporting period	$660,368,800	$38,252,836

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/10		Year ended 12/31/09		Six months ended 6/30/10		Year ended 12/31/09

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	313,540	$3,869,254	367,308	$3,888,542	200,299	$2,369,398	529,692	$5,666,354

Shares issued in connection with
reinvestment of distributions	2,645,309	30,368,148	1,635,864	14,788,211	1,900,248	21,643,820	1,171,389	10,530,791

	2,958,849	34,237,402	2,003,172	18,676,753	2,100,547	24,013,218	1,701,081	16,197,145

Shares repurchased	(1,797,982)	(21,833,129)	(4,708,262)	(48,291,170)	(1,951,007)	(23,461,005)	(3,625,389)	(36,788,880)

Net increase (decrease)	1,160,867	$12,404,273	(2,705,090)	$(29,614,417)	149,540	$552,213	(1,924,308)	$(20,591,735)

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of June 30, 2010

Asset derivatives			Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$2,385,674	Payables	$23,166

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets — Unrealized
	Unrealized appreciation / (depreciation)	26,048,628*	appreciation / (depreciation)	84,180,001*

Total		$28,434,302		$84,203,167

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

26 Putnam VT Income Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$(100,867)	$(100,867)

Interest rate contracts	4,332,075	12,762,323	7,523,930	$24,618,328

Total	$4,332,075	$12,762,323	$7,423,063	$24,517,461

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$110,002	$110,002

Interest rate contracts	(2,129,015)	12,763,561	(42,328,173)	(31,693,627)

Total	$(2,129,015)	$12,763,561	$(42,218,171)	$(31,583,625)

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $79,252 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $195,755,821 and $171,945,023, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Putnam VT Income Fund 27

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2010, the Contract Committee met several times with representatives of Putnam Management and in executive session to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. At the Trustees’ June 11, 2010 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2010. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing such services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in prior years.

Consideration of implementation of strategic pricing initiative

The Trustees were mindful that new management contracts had been implemented for all but a few funds at the beginning of 2010 as part of Putnam Management’s strategic pricing initiative. These new management contracts reflected the implementation of more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds and performance fees for certain funds. The Trustees had approved these new management contracts on July 10, 2009 and submitted them to shareholder meetings of the affected funds in late 2009, where the contracts were in all cases approved by overwhelming majorities of the shares voted.

Because the management contracts had been implemented only recently, the Contract Committee had limited practical experience with the operation of the new fee structures. The financial data available to the Committee reflected actual operations under the prior contracts; information was also available on a pro forma basis, adjusted to reflect the fees payable under the new management contracts. In light of the limited information available regarding operations under the new management contracts, in recommending the continuation of the new management contracts in June 2010, the Contract Committee relied to a considerable extent on its review of the financial information and analysis that formed the basis of the Board’s approval of the new management contracts on July 10, 2009.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

As in the past, the Trustees continued to focus on the competitiveness of the total expense ratio of each fund. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, taxes, brokerage commissions and extraordinary expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets.

The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the 88th percentile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the

28 Putnam VT Income Fund

31st percentile in total expenses (less any applicable 12b-1 fees) as of December 31, 2009 (the first percentile representing the least expensive funds and the 100th percentile the most expensive funds). The Trustees also considered that your fund ranked in the 15th percentile in effective management fees, on a pro forma basis adjusted to reflect the impact of the strategic pricing initiative discussed above, as of December 31, 2009.

Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds have only been in place for a short while, and the Trustees will examine the operation of this new breakpoint structure in future years in light of actual experience.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules currently in place represented an appropriate sharing of economies of scale at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, and did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Committee noted the substantial improvement in the performance of most Putnam funds during 2009. The Committee also noted the disappointing investment performance of a number of the funds for periods ended December 31, 2009 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including Putnam Management’s continuing efforts to strengthen the equity research function, recent changes in portfolio managers, increased accountability of individual managers rather than teams, recent changes in Putnam Management’s approach to incentive compensation, including emphasis on top quartile performance over a rolling three-year period, and the recent arrival of a new chief investment officer. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that your fund’s class A share cumulative total return performance at net asset value was in the following percentiles of its Lipper Inc. peer group (Lipper Corporate Debt Funds A-Rated) for the one-year, three-year and five-year periods ended December 31, 2009 (the first percentile representing the best-performing funds and the 100th percentile the worst-performing funds):

One-year period	Three-year period	Five-year period

3rd	23rd	20th

Over the one-year, three-year and five-year periods ended December 31, 2009, there were 37, 35 and 34 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing; distribution

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to

Putnam VT Income Fund 29

Putnam Management in managing the assets of the fund and of other clients. The Trustees considered a change made, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policies commencing in 2010, which increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees noted that a portion of available soft dollars continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management contract, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

30 Putnam VT Income Fund

This page intentionally left blank.

Putnam VT Income Fund 31

This page intentionally left blank.

32 Putnam VT Income Fund

This page intentionally left blank.

Putnam VT Income Fund 33

This page intentionally left blank.

34 Putnam VT Income Fund

This page intentionally left blank.

Putnam VT Income Fund 35

This page intentionally left blank.

36 Putnam VT Income Fund

Investment Manager	Marketing Services	Trustees
Putnam Investment Management, LLC	Putnam Retail Management	John A. Hill, Chairman
One Post Office Square	One Post Office Square	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	Boston, MA 02109	Ravi Akhoury
Barbara M. Baumann
Investment Sub-Manager	Investor Servicing Agent	Charles B. Curtis
Putnam Investments Limited	Putnam Investor Services, Inc.	Robert J. Darretta
57–59 St James’s Street	Mailing address:	Myra R. Drucker
London, England SW1A 1LD	P.O. Box 8383	Paul L. Joskow
	Boston, MA 02266-8383	Kenneth R. Leibler
	1-800-225-1581	Robert E. Patterson
George Putnam, III
	Custodian	Robert L. Reynolds
	State Street Bank and Trust Company	W. Thomas Stephens
Richard B. Worley
Legal Counsel
Ropes & Gray LLP

Putnam VT Income Fund 37

This report has been prepared for the shareholders	H304
of Putnam VT Income Fund.	262424 8/10

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: August 27, 2010

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 27, 2010